UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03651

Touchstone Strategic Trust – March 5/3
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Address of principal executive offices) (Zip code)

Jill T. McGruder
303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203
(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: July 31

Date of reporting period: January 31, 2013

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

January 31, 2013

(Unaudited)

Semi-Annual Report

Touchstone Strategic Trust

Touchstone International Value Fund

Touchstone Micro Cap Value Fund

Touchstone Small Company Value Fund

Touchstone Strategic Income Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments	3 - 4
Portfolios of Investments:
Touchstone International Value Fund	5
Touchstone Micro Cap Value Fund	7
Touchstone Small Company Value Fund	11
Touchstone Strategic Income Fund	13
Statements of Assets and Liabilities	19 - 20
Statements of Operations	21
Statements of Changes in Net Assets	22 - 23
Statements of Changes in Net Assets - Capital Stock Activity	24 - 27
Financial Highlights	28 - 35
Notes to Financial Statements	36 - 52
Other Items	53 - 58
Privacy Protection Policy	59

2

Tabular Presentation of Portfolios of Investments (Unaudited)

January 31, 2013

Touchstone International Value Fund
Sector Allocation*	(% of Net Assets)
Financials	24.4%
Industrials	19.2
Consumer Staples	11.7
Energy	11.1
Health Care	7.7
Information Technology	6.1
Consumer Discretionary	6.0
Utilities	5.1
Materials	4.4
Telecommunication Services	3.2
Investment Funds	1.4
Other Assets/Liabilities (Net)	(0.3)
Total	100.0%

Touchstone Micro Cap Value Fund
Sector Allocation*	(% of Net Assets)
Financials	37.0%
Industrials	14.5
Information Technology	11.4
Consumer Discretionary	11.0
Health Care	6.6
Consumer Staples	5.4
Energy	3.3
Materials	3.3
Utilities	2.9
Telecommunication Services	1.4
Investment Fund	4.2
Other Assets/Liabilities (Net)	(1.0)
Total	100.0%

Touchstone Small Company Value Fund
Sector Allocation*	(% of Net Assets)
Financials	21.6%
Industrials	19.3
Information Technology	14.6
Consumer Discretionary	12.1
Materials	9.9
Energy	7.8
Consumer Staples	4.5
Health Care	4.3
Utilities	1.9
Investment Funds	12.0
Other Assets/Liabilities (Net)	(8.0)
Total	100.0%

* Sector classifications are based upon the Global Industry Classification Standard (GICS®).

3

Tabular Presentation of Portfolios of Investments (Unaudited) (Continued)

Touchstone Strategic Income Fund
Credit Quality**	(% of Fixed Income Securities)
AAA/Aaa	26.4%
AA/Aa	1.6
A/A	9.7
BBB/Baa	40.6
BB/Ba	12.8
B/B	6.8
NR	2.1
100.0%

Credit Quality**	(% of Preferred Stocks)
A/A	12.2%
BBB/Baa	53.1
BB/Ba	22.6
NR	12.1
100.0%

Sector Allocation*	(% of Net Assets)
Fixed Income Securities	50.1%
Preferred Stocks	32.7
Common Stocks
Financials	4.1
Utilities	2.1
Health Care	2.0
Energy	1.9
Telecommunication Services	1.4
Industrials	1.4
Information Technology	0.5
Consumer Staples	0.4
Investment Funds	4.3
Other Assets/Liabilities (Net)	(0.9)
Total	100.0%

*	Sector classifications are based upon the Global Industry Classification Standard (GICS®).
**	Composite of Standard and Poors, Moody's and Fitch ratings.

4

Portfolio of Investments

Touchstone International Value Fund – January 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.9%

United Kingdom — 21.9%
Anglo American PLC	57,198	$1,711,350
Barclays PLC	486,931	2,324,530
BP PLC	466,546	3,453,664
Dairy Crest Group PLC	230,547	1,522,550
DS Smith PLC	534,928	1,880,037
Imperial Tobacco Group PLC	95,539	3,553,242
Invensys PLC	397,272	2,167,443
National Grid PLC	251,605	2,759,388
Sage Group PLC (The)	255,886	1,309,624
Vodafone Group PLC	1,284,280	3,505,434
		24,187,262

Japan — 13.6%
Amada Co. Ltd.	372,000	2,326,907
Canon, Inc.	64,200	2,362,436
ITOCHU Corp.	280,700	3,173,971
Mabuchi Motor Co. Ltd.	44,900	2,015,578
Nintendo Co. Ltd.	4,000	390,180
Sumitomo Corp.	167,600	2,166,364
Yokogawa Electric Corp.	232,300	2,588,592
		15,024,028

Norway — 8.0%
DNB ASA	181,501	2,538,336
Marine Harvest ASA*	2,651,070	2,654,516
Orkla ASA	216,867	1,913,451
Seadrill Ltd.	40,300	1,599,104
Seadrill Ltd.	3,248	128,602
		8,834,009

Switzerland — 7.8%
ABB Ltd.	66,772	1,432,217
ABB Ltd. ADR	32,000	685,120
Helvetia Holding AG	1,877	766,228
Novartis AG	54,749	3,729,947
Zurich Insurance Group AG	6,762	1,945,268
		8,558,780

Netherlands — 7.5%
Delta Lloyd NV	130,000	2,557,673
ING Groep NV*	250,643	2,535,052
Royal Dutch Shell PLC	89,522	3,173,729
		8,266,454

France — 6.2%
Casino Guichard Perrachon SA	24,531	2,403,172
GDF Suez	40,936	839,853
Sanofi	36,025	3,514,993
UBISOFT Entertainment*	10,600	102,331
		6,860,349

Singapore — 6.2%
Jardine Cycle & Carriage Ltd.	110,000	4,498,121
United Overseas Bank Ltd.	151,000	2,299,802
		6,797,923

Germany — 4.2%
Deutsche Boerse AG	33,106	2,178,104
MTU Aero Engines Holding AG	25,543	2,435,029
		4,613,133

Italy — 4.1%
Eni SpA	71,591	1,797,333
Finmeccanica SpA*	103,514	680,264
Snam SpA	395,008	1,997,325
		4,474,922

Brazil — 2.8%
Brookfield Incorporacoes SA	518,300	879,732
Embraer SA ADR	67,800	2,235,366
		3,115,098

Spain — 2.7%
Banco Santander SA	349,388	2,931,294

Austria — 2.5%
Erste Group Bank AG*	82,000	2,759,536

United States — 2.3%
Philip Morris International, Inc.	29,000	2,556,640

Russia — 1.9%
Rosneft Oil Co. GDR*	240,300	2,138,670

Denmark — 1.9%
Danske Bank AS*	110,125	2,112,431

Korea — 1.7%
Shinhan Financial Group Co. Ltd.	50,850	1,912,260

Hong Kong — 1.7%
Dongyue Group	870,100	581,159
Yue Yuen Industrial Holdings Ltd.	382,700	1,283,003
		1,864,162

Israel — 1.1%
Teva Pharmaceutical Industries Ltd. ADR	32,300	1,227,077

Luxembourg — 0.8%
ArcelorMittal	40,188	688,362
Oriflame Cosmetics SA-SDR	6,538	214,305
		902,667
Total Common Stocks		$109,136,695

Investment Fund — 1.4%
Touchstone Institutional Money Market Fund^	1,571,546	1,571,546

5

Touchstone International Value Fund (Continued)

Market
Value

Total Investment Securities —100.3%
(Cost $105,738,447)	$110,708,241

Liabilities in Excess of Other Assets — (0.3%)	(373,397)

Net Assets — 100.0%	$110,334,844

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

PLC - Public Limited Company

SDR - Special Drawing Rights

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$109,136,695	$—	$—	$109,136,695
Investment Fund	1,571,546	—	—	1,571,546
				$110,708,241

See accompanying Notes to Financial Statements.

6

Portfolio of Investments

Touchstone Micro Cap Value Fund – January 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.8%

Financials — 37.0%
1st United Bancorp, Inc.	3,153	$20,242
Access National Corp.	1,674	25,964
ACNB Corp.	1,097	17,848
AG Mortgage Investment Trust, Inc. REIT	659	16,739
American Equity Investment Life Holding Co.	33,239	448,062
American River Bankshares*	2,032	14,854
Ameris Bancorp*	1,481	19,638
AmeriServ Financial, Inc.*	4,390	13,082
Ames National Corp.	1,000	21,879
Apollo Residential Mortgage, Inc. REIT	2,403	54,404
Artio Global Investors, Inc.	4,975	9,801
AV Homes, Inc.*	2,240	33,354
Bancorp, Inc.*	4,907	57,804
BancTrust Financial Group, Inc.*	3,873	11,038
Banner Corp.	1,444	43,609
Berkshire Hills Bancorp, Inc.	18,955	458,711
BNC Bancorp	2,726	22,626
BofI Holding, Inc.*	19,525	624,019
Bridge Capital Holdings*	1,493	23,425
C&F Financial Corp.	478	19,426
Camden National Corp.	1,022	34,492
Capital City Bank Group, Inc.*	1,753	19,634
Capital Southwest Corp.	228	24,590
CapLease, Inc. REIT	82,728	478,995
Cardinal Financial Corp.	4,311	70,442
Cedar Realty Trust, Inc. REIT	7,098	39,110
Center Bancorp, Inc.	28,343	339,549
Centerstate Banks, Inc.	4,691	41,515
Central Valley Community Bancorp	1,529	13,455
CIFC Corp.*	1,378	12,168
Citizens, Inc.*	3,312	33,153
Codorus Valley Bancorp, Inc.	996	15,687
Community Bankers Trust Corp.*	4,221	12,663
Consolidated-Tomoka Land Co.	288	10,365
Consumer Portfolio Services, Inc.*	3,611	24,844
Crawford & Co. - Class B	3,979	28,927
Dime Community Bancshares, Inc.	33,470	462,221
Doral Financial Corp.*	20,145	13,276
Eagle Bancorp, Inc.*	2,716	61,273
EMC Insurance Group, Inc.	13,444	335,562
Farmers Capital Bank Corp.*	1,637	24,768
Farmers National Banc Corp.	4,114	27,070
FBR & Co.*	3,494	13,871
Fidelity Southern Corp.*	2,021	22,615
First Bancorp, Inc. NC	2,218	28,169
First Bancorp, Inc./ME	587	9,721
First Busey Corp.	2,193	9,956
First California Financial Group, Inc.*	2,404	19,280
First Financial Holdings, Inc.	18,900	286,335
First M&F Corp.	1,742	14,319
First Marblehead Corp. (The)*	11,686	11,342
First Merchants Corp.	2,717	40,891
First Pactrust Bancorp, Inc.	25,400	298,704
Firstbank Corp.	1,788	20,902
German American Bancorp, Inc.	1,739	38,832
GFI Group, Inc.	12,035	40,919
Gladstone Capital Corp.	31,383	284,958
Gladstone Commercial Corp. REIT	18,800	347,988
Gramercy Capital Corp. REIT*	3,226	11,581
Great Southern Bancorp, Inc.	384	9,546
Guaranty Bancorp*	17,243	35,865
Hanmi Financial Corp.*	30,451	500,919
Heartland Financial USA, Inc.	3,161	74,884
Heritage Commerce Corp.*	1,580	10,286
Heritage Oaks Bancorp*	1,727	10,017
Home Federal Bancorp, Inc.	881	11,330
Home Loan Servicing Solutions Ltd.	2,731	59,372
Homeowners Choice, Inc.	968	21,877
HomeStreet, Inc.*	405	10,214
Horizon Bancorp.	821	16,363
ICG Group, Inc.*	2,411	28,931
Imperial Holdings, Inc.*	4,797	20,147
Independent Bank Corp.	12,987	402,467
JMP Group, Inc.	33,050	218,130
KCAP Financial, Inc.	2,320	23,989
Lakeland Bancorp, Inc.	5,594	54,542
Lakeland Financial Corp.	745	18,208
LNB Bancorp, Inc.	1,788	13,142
MainSource Financial Group, Inc.	35,058	483,800
Marlin Business Services Corp.	1,399	30,777
MBT Financial Corp.*	3,705	13,301
Meadowbrook Insurance Group, Inc.	18,474	115,832
Mercantile Bank Corp.	582	9,603
MetroCorp Bancshares, Inc.*	3,485	35,129
Middleburg Financial Corp.	772	14,274
MidSouth Bancorp, Inc.	1,851	27,876
MidWestOne Financial Group, Inc.	978	23,374
Monmouth Real Estate Investment Corp. - Class A REIT	45,146	490,286
MPG Office Trust, Inc. REIT*	11,530	34,705
MVC Capital, Inc.	24,422	297,216
National Bankshares, Inc.	1,185	40,100
NewBridge Bancorp*	3,201	20,550
NewStar Financial, Inc.*	1,590	22,673
NGP Capital Resources Co.	46,452	338,171
Northrim BanCorp, Inc.	10,336	225,118
Oriental Financial Group, Inc.	6,531	93,850
Orrstown Financial Services, Inc.*	1,563	19,350
Pacific Mercantile Bancorp*	2,271	13,172
Peapack Gladstone Financial Corp.	1,285	18,877
Peoples Bancorp, Inc.	2,068	44,876
Phoenix Cos., Inc. (The)*	478	12,992
Preferred Bank*	2,597	39,033
Premier Financial Bancorp, Inc.	1,479	16,787
QCR Holdings, Inc.	905	14,073
Radian Group, Inc.	27,880	179,268
RAIT Financial Trust REIT	4,777	32,914
Renasant Corp.	25,652	498,931
Republic First Bancorp, Inc.*	4,842	12,057
Safeguard Scientifics, Inc.*	20,170	311,425
Seacoast Banking Corp. of Florida*	12,030	21,534

7

Touchstone Micro Cap Value Fund (Continued)

		Market
	Shares	Value

Common Stocks — 96.8% (Continued)

Financials — (Continued)
Security National Financial Corp. - Class A*	1,453	$17,654
Shore Bancshares, Inc.	1,852	9,816
Sierra Bancorp	1,822	22,702
Simmons First National Corp. - Class A	14,188	362,220
Southwest Bancorp, Inc.*	2,498	31,999
STAG Industrial, Inc. REIT	2,528	49,852
State Bank Financial Corp.	3,457	55,174
Sterling Bancorp.	42,819	410,634
Stewart Information Services Corp.	2,969	78,857
Stratus Properties, Inc.*	1,065	11,065
Suffolk Bancorp*	1,013	14,010
Sun Bancorp, Inc.*	7,444	25,756
SWS Group, Inc.*	3,867	25,484
Taylor Capital Group, Inc.*	1,848	32,063
Triangle Capital Corp.	2,980	81,175
Trico Bancshares	971	16,002
United Community Banks, Inc.*	3,472	36,421
United Community Financial Corp.*	7,445	23,005
United Insurance Holdings Corp.	29,154	172,009
Univest Corp. of Pennsylvania	1,612	27,211
ViewPoint Financial Group, Inc.	20,791	439,730
Virginia Commerce Bancorp, Inc.*	4,486	58,946
Washington Trust Bancorp, Inc.	17,913	472,187
Waterstone Financial, Inc.*	1,414	10,577
West Bancorporation, Inc.	3,298	36,509
Western Asset Mortgage Capital Corp. REIT	1,576	34,120
Wilshire Bancorp, Inc.*	3,690	22,657
WSFS Financial Corp.	8,642	392,952
Yadkin Valley Financial Corp.*	4,242	14,253
		13,657,860

Industrials — 14.5%
AAR Corp.	10,116	190,687
Accuride Corp.*	6,976	26,230
Aceto Corp.	26,718	278,936
American Railcar Industries, Inc.	1,378	54,211
American Superconductor Corp.*	3,676	9,741
American Woodmark Corp.*	1,760	48,946
Apogee Enterprises, Inc.	5,916	144,646
Arkansas Best Corp.	999	10,509
Asset Acceptance Capital Corp.*	3,445	18,500
CAI International, Inc.*	431	10,809
CBIZ, Inc.*	60,611	367,303
Ceco Environmental Corp.	20,966	231,884
Celadon Group, Inc.	14,727	291,742
Cenveo, Inc.*	6,325	15,812
Consolidated Graphics, Inc.*	4,343	159,084
Dolan Co. (The)*	22,992	80,702
Douglas Dynamics, Inc.	762	10,043
Ducommun, Inc.*	16,065	257,522
Energy Recovery, Inc.*	8,573	31,977
EnergySolutions, Inc.*	9,890	37,879
EnerNOC, Inc.*	1,570	24,256
Federal Signal Corp.*	6,514	52,373
FuelCell Energy, Inc.*	15,725	17,140
Furmanite Corp.*	3,141	16,679
Genco Shipping & Trading Ltd.*	4,056	13,547
General Finance Corp.*	2,160	10,670
Gibraltar Industries, Inc.*	4,284	74,413
Global Power Equipment Group, Inc.	1,105	18,133
GP Strategies Corp.*	16,920	362,088
Great Lakes Dredge & Dock Corp.	32,120	301,286
Greenbrier Cos., Inc.*	4,469	89,067
H&E Equipment Services, Inc.	1,080	20,822
Insteel Industries, Inc.	2,379	36,066
Kimball International, Inc. - Class B	4,744	51,235
LB Foster Co. - Class A	228	9,875
Lydall, Inc.*	1,596	24,387
Marten Transport Ltd.	22,170	451,381
Michael Baker Corp.	402	10,327
Navigant Consulting, Inc.*	30,670	353,625
NCI Building Systems, Inc.*	2,849	44,103
Orion Marine Group, Inc.*	29,052	226,606
Pacer International, Inc.*	2,494	10,151
Patriot Transportation Holding, Inc.*	519	13,375
PGT, Inc.*	2,130	10,437
Pike Electric Corp.	19,464	202,426
PMFG, Inc.*	2,444	20,554
PowerSecure International, Inc.*	26,915	233,891
Rand Logistics, Inc.*	1,813	12,256
Republic Airways Holdings, Inc.*	3,284	27,553
Schawk, Inc.	13,929	178,848
Standex International Corp.	766	43,394
Vitran Corp., Inc.*	20,894	137,274
		5,375,401

Information Technology — 11.4%
Alpha & Omega Semiconductor Ltd.*	29,892	242,424
ANADIGICS, Inc.*	10,345	26,690
Audience, Inc.*	820	10,020
Aviat Networks, Inc.*	7,260	27,225
Avid Technology, Inc.*	2,058	15,229
Axcelis Technologies, Inc.*	7,353	9,927
Blucora, Inc.*	4,229	62,843
Checkpoint Systems, Inc.*	1,947	23,481
CIBER, Inc.*	83,012	280,581
Computer Task Group, Inc.*	17,466	334,299
Comtech Telecommunications Corp.	5,100	135,150
CTS Corp.	33,493	333,255
Daktronics, Inc.	1,921	22,783
EXFO, Inc. (Canada)*	44,142	241,015
Global Cash Access Holdings, Inc.*	33,459	252,615
Intevac, Inc.*	2,347	9,881
IntraLinks Holdings, Inc.*	4,924	31,858
IXYS Corp.	19,892	191,759
Kemet Corp.*	1,965	11,318
Kopin Corp.*	3,475	12,024
Limelight Networks, Inc.*	5,007	11,817
Mattson Technology, Inc.*	8,130	10,650
MeetMe, Inc.*	2,941	7,970
Mercury Systems, Inc.*	1,523	11,194

8

Touchstone Micro Cap Value Fund (Continued)

		Market
	Shares	Value

Common Stocks — 96.8% (Continued)

Information Technology — (Continued)
ModusLink Global Solutions, Inc.*	3,300	$9,603
Oclaro, Inc.*	12,287	19,905
OCZ Technology Group, Inc.*	11,835	26,629
Perficient, Inc.*	27,780	332,249
Pericom Semiconductor Corp.*	26,644	188,373
Photronics, Inc.*	44,110	264,219
Radisys Corp.*	3,030	11,817
Rudolph Technologies, Inc.*	25,245	340,555
Seachange International, Inc.*	3,249	36,226
Silicon Graphics International Corp.*	5,111	74,314
STEC, Inc.*	2,986	15,109
Supertex, Inc.	15,000	286,800
support.com, Inc.*	2,222	9,266
TechTarget, Inc.*	2,458	12,487
Viasystems Group, Inc.*	766	10,793
Westell Technologies, Inc. - Class A*	138,376	253,228
Zygo Corp.*	620	9,864
		4,217,445

Consumer Discretionary — 11.0%
1-800-Flowers.com, Inc. - Class A*	2,717	10,922
Bassett Furniture Industries, Inc.	1,625	22,619
Beazer Homes USA, Inc.*	4,128	77,689
Big 5 Sporting Goods Corp.	928	12,871
Bluegreen Corp.*	1,033	9,917
Cache, Inc.*	44,223	109,231
Carriage Services, Inc.	18,470	258,211
Casual Male Retail Group, Inc.*	43,782	200,959
Christopher & Banks Corp.*	4,708	29,190
Citi Trends, Inc.*	16,000	207,040
Core-Mark Holding Co., Inc.	195	9,775
Corinthian Colleges, Inc.*	3,817	9,390
Daily Journal Corp.*	101	10,045
Digital Generation, Inc.*	2,420	24,224
Entravision Communications Corp. - Class A	6,827	12,835
Exide Technologies*	10,885	37,444
Fisher Communications, Inc.	1,093	38,780
Flexsteel Industries, Inc.	442	10,369
Fred's, Inc. - Class A	23,404	309,401
Furniture Brands International, Inc.*	8,696	12,000
Global Sources Ltd.*	1,942	15,924
Gray Television, Inc.*	4,834	18,079
hhgregg, Inc.*	5,309	45,020
Hooker Furniture Corp.	22,990	347,149
Hovnanian Enterprises, Inc. - Class A*	23,597	134,739
Isle of Capri Casinos, Inc.*	2,278	16,014
Krispy Kreme Doughnuts, Inc.*	10,445	135,785
LIN TV Corp. - Class A*	6,154	65,663
M/I Homes, Inc.*	4,218	114,898
McClatchy Co. (The) - Class A*	5,708	16,667
Motorcar Parts of America, Inc.*	20,190	134,667
OfficeMax, Inc.	14,708	158,552
Perry Ellis International, Inc.	13,914	268,540
Spartan Motors, Inc.	39,920	226,346
Standard Motor Products, Inc.	18,080	419,637
Stein Mart, Inc.	25,120	212,013
Tuesday Morning Corp.*	4,661	39,152
Universal Electronics, Inc.*	1,946	37,169
Valuevision Media, Inc. - Class A*	6,242	16,916
VOXX International Corp.*	13,657	131,927
Winnebago Industries, Inc.*	3,740	70,013
Zale Corp.*	2,262	11,129
		4,048,911

Health Care — 6.6%
Albany Molecular Research, Inc.*	1,726	10,304
Alphatec Holdings, Inc.*	5,814	10,058
AMAG Pharmaceuticals, Inc.*	630	10,048
Amedisys, Inc.*	2,956	32,871
AMN Healthcare Services, Inc.*	2,173	26,402
Astex Pharmaceuticals*	20,907	70,038
BioScrip, Inc.*	31,343	351,982
Cambrex Corp.*	17,934	210,724
Codexis, Inc.*	5,539	13,127
Cross Country Healthcare, Inc.*	39,495	223,147
Curis, Inc.*	4,035	12,831
Cynosure, Inc. - Class A*	625	16,688
Enzo Biochem, Inc.*	3,333	9,632
Enzon Pharmaceuticals, Inc.	3,439	17,023
Gentiva Health Services, Inc.*	4,110	40,730
Geron Corp.*	29,892	47,229
Healthways, Inc.*	27,900	293,508
Hi-Tech Pharmacal Co., Inc.	473	17,312
Insmed, Inc.*	5,797	33,912
Medical Action Industries, Inc.*	2,096	9,663
Pacific Biosciences of California, Inc.*	5,928	14,701
Palomar Medical Technologies, Inc.*	1,578	15,417
PDI, Inc.*	1,272	9,857
Providence Service Corp. (The)*	8,195	151,853
Rigel Pharmaceuticals, Inc.*	1,769	11,605
RTI Biologics, Inc.*	2,694	13,254
Solta Medical, Inc.*	6,476	16,579
SurModics, Inc.*	415	10,006
Symmetry Medical, Inc.*	31,801	340,589
Synergetics USA, Inc.*	34,400	178,880
Targacept, Inc.*	3,908	17,547
Transcept Pharmaceuticals, Inc.*	1,626	9,496
US Physical Therapy, Inc.	7,453	183,344
Zeltiq Aesthetics, Inc.*	2,161	9,444
		2,439,801

Consumer Staples — 5.4%
Alliance One International, Inc.*	4,232	15,320
Boulder Brands, Inc.*	11,344	152,350
Central European Distribution Corp.*	12,255	26,348
Chiquita Brands International, Inc.*	47,162	346,641
John B Sanfilippo & Son, Inc.	513	9,455
Nash Finch Co.	18,476	383,747
Omega Protein Corp.*	29,545	204,156
Overhill Farms, Inc.*	87,300	395,469
Spartan Stores, Inc.	28,880	469,011
		2,002,497

9

Touchstone Micro Cap Value Fund (Continued)

		Market
	Shares	Value

Common Stocks — 96.8% (Continued)

Energy — 3.3%
Amyris, Inc.*	6,115	$18,590
Basic Energy Services, Inc.*	14,751	190,730
Cal Dive International, Inc.*	13,284	25,240
Callon Petroleum Co.*	6,090	31,364
Emerald Oil, Inc.*	1,667	9,919
Endeavour International Corp.*	13,405	72,923
Gastar Exploration Ltd.*	11,520	12,557
Green Plains Renewable Energy, Inc.*	2,308	18,025
Gulf Island Fabrication, Inc.	2,098	48,716
Harvest Natural Resources, Inc.*	1,029	9,549
James River Coal Co.*	6,923	20,838
Knightsbridge Tankers Ltd.	2,389	15,959
Miller Energy Resources, Inc.*	2,786	11,228
North American Energy Partners, Inc. (Canada)*	53,206	197,926
PetroQuest Energy, Inc.*	47,950	246,463
PHI, Inc.*	298	9,861
Rentech, Inc.	9,893	30,372
Scorpio Tankers, Inc.*	8,409	70,888
Synergy Resources Corp.*	5,454	33,815
Teekay Tankers Ltd. - Class A	10,234	29,269
Triangle Petroleum Corp.*	6,627	41,684
Uranium Energy Corp.*	5,044	11,349
Vantage Drilling Co.*	16,814	31,442
Westmoreland Coal Co.*	1,741	17,480
Willbros Group, Inc.*	4,832	31,601
		1,237,788

Materials — 3.3%
Chase Corp.	528	9,937
General Moly, Inc.*	8,947	33,014
Gold Reserve, Inc.*	7,696	22,318
Golden Minerals Co.*	2,141	7,429
Golden Star Resources Ltd. (Canada)*	50,899	80,929
Great Panther Silver Ltd. (Canada)*	91,204	137,718
Horsehead Holding Corp.*	26,300	261,948
Landec Corp.*	3,254	38,397
PH Glatfelter Co.	28,142	522,878
Quaker Chemical Corp.	769	43,964
Spartech Corp.*	1,386	13,209
US Concrete, Inc.*	2,806	33,391
Vista Gold Corp.*	3,876	8,799
		1,213,931

Utilities — 2.9%
Chesapeake Utilities Corp.	10,921	518,311
Unitil Corp.	20,093	538,091
		1,056,402

Telecommunication Services — 1.4%
Neutral Tandem, Inc.	9,791	27,121
Premiere Global Services, Inc.*	21,871	204,931
Shenandoah Telecommunications Co.	3,691	54,110
USA Mobility, Inc.	21,035	243,165
		529,327
Total Common Stocks		$35,779,363

Investment Fund — 4.2%
Touchstone Institutional Money Market Fund^	1,540,800	1,540,800

Total Investment Securities —101.0%
(Cost $31,147,865)		37,320,163

Liabilities in Excess of Other Assets — (1.0%)		(383,845)

Net Assets — 100.0%		$36,936,318

*	Non-income producing security.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	35,779,363	—	—	35,779,363
Investment Fund	1,540,800	—	—	1,540,800
				$37,320,163

See accompanying Notes to Financial Statements.

10

Portfolio of Investments

Touchstone Small Company Value Fund – January 31, 2013 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.0%

Financials — 21.6%
Anworth Mortgage Asset Corp. REIT	75,370	$471,816
Astoria Financial Corp.	36,770	358,140
Brookline Bancorp, Inc.	48,760	429,576
Capitol Federal Financial, Inc.	35,890	421,708
Cohen & Steers, Inc.†	6,570	216,087
CVB Financial Corp.	39,510	434,610
Evercore Partners, Inc. - Class A	7,160	274,371
First Financial Bancorp	29,790	455,489
Greenhill & Co., Inc.	3,425	201,732
Hanover Insurance Group, Inc. (The)	13,625	566,255
Hercules Technology Growth Capital, Inc.	44,870	548,760
Iberiabank Corp.	15,090	776,984
Infinity Property & Casualty Corp.	8,090	481,112
Manning & Napier, Inc.	26,830	378,303
Potlatch Corp. REIT	2,830	122,794
Sterling BanCorp.	35,085	336,465
Summit Hotel Properties, Inc. REIT	38,200	351,058
UMB Financial Corp.	11,160	494,053
Westamerica Bancorporation	6,105	271,184
		7,590,497

Industrials — 19.3%
ABM Industries, Inc.	38,090	834,933
Barnes Group, Inc.	18,770	448,603
Brady Corp. - Class A	14,380	501,718
Con-way, Inc.	17,850	560,133
Curtiss-Wright Corp.	20,925	745,976
Harsco Corp.	18,720	477,173
Kaydon Corp.	26,850	665,880
Knight Transportation, Inc.	56,960	908,512
Knoll, Inc.	21,355	354,066
Resources Connection, Inc.	55,550	678,266
Ritchie Bros Auctioneers, Inc.†	27,450	601,430
		6,776,690

Information Technology — 14.6%
ADTRAN, Inc.†	24,920	503,384
Brooks Automation, Inc.	68,380	640,037
Cohu, Inc.	34,730	363,970
Forrester Research, Inc.	16,065	454,158
Intersil Corp. - Class A	89,230	771,840
Methode Electronics, Inc.	41,400	398,268
Micrel, Inc.	79,130	823,743
MKS Instruments, Inc.	22,530	626,334
Tessera Technologies, Inc.	31,330	549,842
		5,131,576

Consumer Discretionary — 12.1%
Columbia Sportswear Co.†	5,930	302,964
Dana Holding Corp.	18,120	291,370
Ethan Allen Interiors, Inc.	6,900	199,479
Finish Line, Inc. (The) - Class A	36,120	673,277
Fred's, Inc. - Class A	21,290	281,454
Guess?, Inc.	19,840	537,466
Hillenbrand, Inc.	10,520	260,369
Jones Group, Inc. (The)	22,250	266,999
Men's Wearhouse, Inc. (The)	17,640	535,374
Regis Corp.	15,450	274,238
Sotheby's	17,410	625,367
		4,248,357

Materials — 9.9%
AMCOL International Corp.	13,520	399,246
Globe Specialty Metals, Inc.	39,500	598,820
Haynes International, Inc.	10,490	536,249
Kronos Worldwide, Inc.†	13,330	258,469
Noranda Aluminum Holding Corp.	95,400	561,906
Schnitzer Steel Industries, Inc. - Class A	21,360	621,149
Tronox Ltd. - Class A†	26,670	505,396
		3,481,235

Energy — 7.8%
Bristow Group, Inc.	3,115	177,493
CARBO Ceramics, Inc.†	6,340	507,897
EXCO Resources, Inc.†	88,430	566,836
Tidewater, Inc.	11,465	563,734
Tsakos Energy Navigation Ltd.	44,100	186,101
W&T Offshore, Inc.	41,970	738,672
		2,740,733

Consumer Staples — 4.5%
Andersons, Inc. (The)	11,250	530,438
Fresh del Monte Produce, Inc.	21,500	566,525
Universal Corp.	8,775	477,184
		1,574,147

Health Care — 4.3%
Hill-Rom Holdings, Inc.	12,120	402,142
Meridian Bioscience, Inc.	25,360	531,292
STERIS Corp.	15,145	571,421
		1,504,855

Utilities — 1.9%
ALLETE, Inc.	6,009	277,255
Black Hills Corp.	9,335	376,667
		653,922
Total Common Stocks		$33,702,012

11

Touchstone Small Company Value Fund (Continued)

		Market
	Shares	Value

Investment Funds — 12.0%
Invesco Government & Agency
Portfolio**	3,241,053	$3,241,053
Touchstone Institutional Money Market
Fund^	965,133	965,133
Total Investment Funds		$4,206,186

Total Investment Securities — 108.0%
(Cost $36,279,625)		37,908,198

Liabilities in Excess of Other Assets — (8.0%)		(2,796,658)

Net Assets — 100.0%		$35,111,540

†	All or a portion of the security is on loan. The total value of the securities on loan as of January 31, 2013 was $3,216,105.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

REIT - Real Estate Investment Trust

Other Informations:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$33,702,012	$—	$—	$33,702,012
Investment Funds	4,206,186	—	—	4,206,186
				$37,908,198

See accompanying Notes to Financial Statements.

12

Portfolio of Investments

Touchstone Strategic Income Fund – January 31, 2013 (unaudited)

Principal		Market
Amount		Value

	Corporate Bonds — 32.7%

	Financials — 12.8%
$375,000	American Financial Group, Inc.,
	9.875%, 6/15/19	$479,765
2,000,000	American Tower Corp.,
	4.500%, 1/15/18	2,208,250
1,000,000	AXA SA, 144a, 6.379%, 12/31/49(A)	995,000
2,240,000	BioMed Realty LP, 3.850%, 4/15/16	2,372,283
1,750,000	Charles Schwab Corp. (The),
	7.000%, 2/28/49(A)	2,021,495
1,000,000	Cullen/Frost Capital Trust II,
	1.861%, 3/1/34(A)	825,490
4,101,000	DDR Corp. MTN, 7.500%, 7/15/18	5,048,913
1,850,000	Export-Import Bank of Korea,
	4.375%, 9/15/21	2,021,896
2,000,000	Ford Motor Credit Co. LLC,
	4.250%, 2/3/17	2,132,108
5,400,000	General Electric Capital Corp., Ser A,
	7.125%, 12/15/49(A)	6,192,450
1,600,000	Goldman Sachs Capital II,
	4.000%, 6/1/43(A)	1,304,000
2,250,000	Hutchison Whampoa International 11
	Ltd., 144a, 3.500%, 1/13/17	2,371,781
2,550,000	JPMorgan Chase & Co.,
	7.900%, 4/29/49(A)	2,933,520
1,625,000	PNC Financial Services Group, Inc.,
	6.750%, 7/29/49(A)	1,864,541
500,000	PNC Financial Services Group, Inc.,
	8.250%, 5/29/49(A)	506,032
3,600,000	Wachovia Capital Trust III,
	5.570%, 12/29/49(A)	3,600,000
900,000	Wells Fargo & Co., Ser K,
	7.980%, 3/29/49(A)	1,035,000
		37,912,524

	Consumer Discretionary — 7.5%
1,000,000	BorgWarner, Inc., 5.750%, 11/1/16	1,120,062
1,250,000	Dana Holding Corp., 6.500%, 2/15/19	1,337,500
1,950,000	Darden Restaurants, Inc.,
	4.500%, 10/15/21	2,037,670
1,000,000	DIRECTV Holdings LLC,
	5.200%, 3/15/20	1,134,772
1,000,000	Interpublic Group of Cos., Inc. (The),
	6.250%, 11/15/14	1,071,250
1,075,000	Lear Corp., 7.875%, 3/15/18	1,158,312
1,250,000	Macy's Retail Holdings, Inc.,
	6.650%, 7/15/24	1,529,172
1,930,000	MGM Resorts International,
	4.250%, 4/15/15	2,091,638
2,560,000	Newell Rubbermaid, Inc.,
	4.000%, 6/15/22	2,654,083
2,000,000	Omnicom Group, Inc.,
	4.450%, 8/15/20	2,180,724
1,815,000	O'Reilly Automotive, Inc.,
	3.800%, 9/1/22	1,871,868
2,000,000	Toll Brothers Finance Corp.,
	5.875%, 2/15/22	2,272,992
1,647,000	Visteon Corp., 6.750%, 4/15/19	1,762,290
		22,222,333

	Industrials — 4.1%
1,910,000	Asciano Finance Ltd., 144a,
	3.125%, 9/23/15	1,966,809
2,500,000	B/E Aerospace, Inc., 5.250%, 4/1/22	2,631,250
1,620,000	Continental Airlines 2012-2 Class A
	Pass Thru Certificates,
	4.000%, 10/29/24	1,701,000
1,775,000	Delta Air Lines 2012-1 Class A Pass
	Through Trust, 4.750%, 5/7/20	1,921,438
2,725,000	Ryder System, Inc. MTN,
	2.500%, 3/1/18	2,782,609
1,220,000	US Airways 2012-2 Class A Pass
	Through Trust, 4.625%, 6/3/25	1,259,650
		12,262,756

	Materials — 3.4%
1,000,000	AngloGold Ashanti Holdings PLC,
	5.375%, 4/15/20	1,047,620
1,525,000	FMG Resources August 2006 Pty Ltd.,
	144a, 7.000%, 11/1/15	1,589,812
2,500,000	Freeport-McMoRan Copper & Gold,
	Inc., 3.550%, 3/1/22	2,436,428
2,000,000	Rio Tinto Finance USA Ltd.,
	3.500%, 11/2/20	2,114,632
2,200,000	Westvaco Corp., 8.200%, 1/15/30	2,848,054
		10,036,546

	Energy — 2.7%
1,800,000	Enbridge Energy Partners LP,
	4.200%, 9/15/21	1,914,269
2,000,000	Enterprise Products Operating LLC,
	4.050%, 2/15/22	2,159,238
850,000	Gazprom OAO Via Gaz Capital SA,
	144a, 7.510%, 7/31/13	872,780
1,500,000	Kinder Morgan Energy Partners LP,
	3.950%, 9/1/22	1,564,845
875,000	SSE PLC MTN (GBP), 5.453%, 9/29/49(A)	1,439,784
		7,950,916

	Information Technology — 1.1%
1,760,000	CA, Inc., 5.375%, 12/1/19	2,003,037
1,000,000	KLA-Tencor Corp., 6.900%, 5/1/18	1,192,415
		3,195,452

	Health Care — 0.5%
1,500,000	Cigna Corp., 4.000%, 2/15/22	1,606,062

	Utilities — 0.3%
1,000,000	NextEra Energy Capital Holdings, Inc.,
	6.650%, 6/15/67(A)	1,075,500

13

Touchstone Strategic Income Fund (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 32.7% (Continued)

	Consumer Staples — 0.3%
$1,000,000	CVS Caremark Corp., 2.750%, 12/1/22	$984,288
	Total Corporate Bonds	$97,246,377

	Sovereign Government Obligations — 5.6%
1,870,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/14	960,543
1,900,000	Brazil Notas do Tesouro Nacional Serie
	F (BRL), 10.000%, 1/1/17	991,799
4,300,000	New Zealand Government Bond
	(NZD), 6.000%, 12/15/17	4,091,246
7,500,000	Poland Government Bond (PLN),
	5.000%, 4/25/16	2,549,253
3,700,000	Province of British Columbia (CAD),
	5.300%, 6/18/14	3,912,897
1,850,000	Province of New Brunswick Canada
	(CAD), 4.300%, 12/3/15	1,995,382
1,800,000	South Australian Government
	Financing Authority (AUD),
	5.750%, 9/20/17	2,041,977
	Total Sovereign Government
	Obligations	$16,543,097

	U.S. Treasury Obligations — 4.2%
3,691,662	FHLMC REMIC, Ser 2638 Class ST,
	7.444%, 2/15/18(A)	218,732
3,447,235	FHLMC REMIC, Ser 3199 Class DS,
	6.944%, 8/15/36(A)	621,749
5,271,718	FNMA REMIC, Ser 2008-60, Class SA,
	6.296%, 7/25/38(A)	787,537
14,369,598	GNMA, Ser 2011-126, Class IO,
	1.619%, 4/16/53(A)	1,199,747
16,712,758	GNMA, Ser 2011-64, Class IX,
	1.118%, 10/16/44(A)	1,089,354
17,791,351	GNMA, Ser 2011-78, Class IX,
	1.246%, 8/16/46(A)	1,295,531
6,374,925	GNMA, Ser 2011-83, Class NI,
	4.500%, 10/16/37	823,058
13,157,262	GNMA, Ser 2012-27, Class IO,
	1.358%, 4/16/53(A)	1,030,740
19,647,219	GNMA, Ser 2012-33, Class IO,
	1.347%, 6/16/52(A)	1,543,683
17,549,579	GNMA, Ser 2012-46, Class IO,
	1.420%, 9/16/53(A)	1,385,750
16,404,275	GNMA, Ser 2012-67, Class IO,
	1.642%, 10/16/53(A)	1,558,686
9,921,193	GNMA, Ser 2012-86, Class IO,
	1.293%, 12/16/53(A)	835,335
	Total U.S. Treasury Obligations	$12,389,902

	Commercial Mortgage-Backed Securities — 2.7%
1,738,000	Citigroup Commercial Mortgage Trust,
	Ser 2006-C5, Class A4,
	5.431%, 10/15/49	1,981,836
856,660	Greenwich Capital Commercial
	Funding Corp., Ser 2004-GG1, Class
	A7, 5.317%, 6/10/36(A)	887,875
2,170,000	GS Mortgage Securities Corp. II, Ser
	2013-GC10, Class A5,
	2.943%, 2/10/46	2,235,075
1,600,000	LB-UBS Commercial Mortgage Trust,
	Ser 2006-C6, Class A4,
	5.372%, 9/15/39	1,824,966
1,000,000	Morgan Stanley Capital I Trust
	2003-IQ6, Ser 2003-IQ6, Class C,
	144a, 5.129%, 12/15/41(A)	1,040,054
	Total Commercial
	Mortgage-Backed Securities	$7,969,806

	U.S. Government Mortgage-Backed
	Obligations — 1.6%
81,714	FHLMC, Pool #972110,
	2.366%, 10/1/32(A)	82,873
249,452	FHLMC, Pool #G03170, 6.500%, 8/1/37	279,613
231,733	FHLMC, Pool #G12780, 6.500%, 9/1/22	258,404
33,909	FNMA, Pool #738900,
	2.935%, 7/1/18(A)	34,009
348,632	FNMA, Pool #844415, 5.500%, 10/1/35	380,490
1,241,847	FNMA, Pool #AB1952, 4.000%, 12/1/40	1,371,237
893,730	FNMA, Pool #AB1953, 4.000%, 12/1/40	981,543
1,148,047	FNMA, Pool #AB3387, 4.000%, 8/1/41	1,222,567
	Total U.S. Government
	Mortgage-Backed Obligations	$4,610,736

	Asset-Backed Securities — 1.5%
950,372	ACS Pass Through Trust, Ser 2006-1A,
	Class G1, 144a, 0.476%, 6/20/31(A)	881,470
1,286,355	Conseco Financial Corp., Ser 1998-4,
	Class A7, 6.870%, 4/1/30(A)	1,378,778
894,852	Mid-State Capital Corp. Trust, Ser
	2005-1, Class M2, 7.079%, 1/15/40	934,299
1,371,694	RAMP Trust, Ser 2003-RZ5, Class A7,
	4.970%, 9/25/33(B)	1,411,933
	Total Asset-Backed Securities	$4,606,480

	Term Loan — 0.9%

	Financials — 0.9%
2,710,000	VML US Finance LLC Loan Tranche
	Term Loan, 0.737%, 11/15/16	2,671,599
	Total Term Loan	$2,671,599

	Non-Agency Collateralized Mortgage
	Obligations — 0.9%
269,712	Bear Stearns Asset Backed Securities
	Trust, Ser 2003-AC7, Class A2,
	5.750%, 1/25/34(B)	280,550

14

Touchstone Strategic Income Fund (Continued)

Principal		Market
Amount		Value

	Non-Agency Collateralized Mortgage
	Obligations — 0.9% (Continued)
$811,356	Countrywide Alternative Loan Trust,
	Ser 2004-30CB, Class 3A1,
	5.000%, 2/25/20	$835,441
16,226	Merrill Lynch Mortgage Investors, Inc.,
	Ser 2003-A1, Class 2A,
	2.485%, 12/25/32(A)	16,752
596,421	RALI Trust, Ser 2004-QS6, Class A1,
	5.000%, 5/25/19	604,400
591,381	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2004-X, Class
	1A5, 2.665%, 11/25/34(A)	599,636
227,252	Wells Fargo Mortgage Backed
	Securities Trust, Ser 2006-3, Class
	A1, 5.500%, 3/25/36	228,762
	Total Non-Agency Collateralized
	Mortgage Obligations	$2,565,541

Shares

	Preferred Stocks — 32.7%

	Financials — 22.2%
54,000	Alexandria Real Estate Equities, Inc.,
	Ser E, 6.45%	1,439,100
90,000	Allianz SE, 8.38%	2,317,500
46,000	American Financial Group, Inc., 7.00%	1,221,300
31,133	Ameriprise Financial, Inc., 7.75%	876,083
107,000	Arch Capital Group Ltd., Ser C, 6.75%	2,872,950
86,750	Aviva PLC, 8.25%	2,449,820
74,225	Citigroup Capital VII, 7.13%	1,895,706
30,000	Citigroup Capital XIII, 7.88%(A)	835,800
60,000	Corporate-Backed Trust Certificates,
	Ser AIG, 6.13%	1,487,400
20,500	Corporate-Backed Trust Certificates,
	Ser HSBC, 6.25%	513,730
26,500	Countrywide Capital IV, 6.75%	667,270
71,800	Credit Suisse AG, 7.90%	1,830,900
95,000	Digital Realty Trust, Inc., Ser E, 7.00%	2,544,100
80,000	Duke Realty Corp., 8.38%	2,024,000
36,000	Duke Realty Corp., Ser K, 6.50%	909,000
147,505	Endurance Specialty Holdings Ltd., Ser
	B, 7.50%	4,054,912
37,000	First Niagara Financial Group, Inc., Ser
	B, 8.63%(A)	1,101,490
1,000	First Tennessee Bank NA, 144a,
	3.75%(A)	725,625
31,800	Harris Preferred Capital Corp., Ser A,
	7.38%	820,440
20,000	Health Care REIT, Inc., Ser I, 6.50%	1,167,000
47,300	JPMorgan Chase Capital XXIX, 6.70%	1,234,530
66,880	Kimco Realty Corp., Ser H, 6.90%	1,802,416
92,526	Kimco Realty Corp., Ser I, 6.00%	2,399,199
87,000	Lloyds Banking Group PLC, 7.75%	2,409,900
24,800	Merrill Lynch Preferred Capital Trust III,
	7.00%†	626,696
61,390	MetLife, Inc., 5.00%	2,995,218
28,089	Morgan Stanley Capital Trust VIII,
	6.45%	704,472
76,000	PNC Financial Services Group, Inc., Ser
	P, 6.13%(A)	2,056,560
46,000	PS Business Parks, Inc., Ser S, 6.45%	1,199,680
67,000	PS Business Parks, Inc., Ser U, 5.75%	1,678,350
92,000	Public Storage, 5.90%	2,415,000
37,000	Public Storage, Ser P, 6.50%	989,380
70,800	Realty Income Corp., Ser F, 6.63%	1,890,360
75,000	Regency Centers Corp., Ser 6, 6.63%	1,971,750
102,000	Renaissancere Holdings Ltd., Ser C,
	6.08%	2,576,520
18,500	Stifel Financial Corp., 6.70%	494,135
73,200	US Bancorp, Ser F, 6.50%(A)	2,102,304
70,000	US Bancorp, Ser G, 6.00%(A)	1,883,000
73,775	Vornado Realty LP, 7.88%	2,011,106
26,000	Vornado Realty Trust, Ser J, 6.88%	704,340
		65,899,042

	Utilities — 3.4%
35,000	Alabama Power Co., 6.45%	1,006,250
23,000	Constellation Energy Group, Inc., Ser
	A, 8.63%	593,630
68,400	DTE Energy Co., 5.25%	1,751,040
51,000	DTE Energy Co., 6.50%	1,381,590
20,000	Entergy Louisiana LLC, 5.88%	538,000
30,000	Entergy Mississippi, Inc., 6.00%	828,300
20,000	Georgia Power Co., Ser 07-A, 6.50%	2,249,376
17,184	Southern California Edison Co.,
	4.63%(A)	1,726,992
		10,075,178

	Consumer Discretionary — 2.9%
60,000	Comcast Corp., 5.00%	1,515,000
78,500	General Motors Co., Ser B, 4.75%	3,400,620
65,009	Telephone & Data Systems, Inc., 6.88%	1,735,740
30,000	Telephone & Data Systems, Inc., 5.88%	752,100
46,700	United States Cellular Corp., 6.95%	1,245,956
		8,649,416

	Industrials — 2.6%
110,600	Seaspan Corp., 9.50%†	3,016,062
68,000	Stanley Black & Decker, Inc., 5.75%	1,761,880
51,000	United Technologies Corp., 7.50%	2,903,940
		7,681,882

	Materials — 1.0%
86,950	AngloGold Ashanti Holdings Finance
	PLC, 6.00%	2,948,474

	Energy — 0.6%
39,500	Apache Corp., Ser D, 6.00%	1,869,535
	Total Preferred Stocks	$97,123,527

15

Touchstone Strategic Income Fund (Continued)

		Market
Shares		Value

	Common Stocks — 13.8%
	Financials — 4.1%
80,000	American Capital Agency Corp. REIT	$2,530,400
197,000	CYS Investments, Inc. REIT	2,561,000
81,982	Hospitality Properties Trust REIT	2,067,586
65,750	Starwood Property Trust, Inc. REIT	1,685,830
270,000	Two Harbors Investment Corp. REIT	3,353,400
		12,198,216

	Utilities — 2.1%
19,730	NextEra Energy, Inc.	1,421,546
70,970	PPL Corp.*	3,881,349
24,910	Wisconsin Energy Corp.	982,201
		6,285,096

	Health Care — 2.0%
44,826	Covidien PLC (Iran)	2,794,453
53,968	Pfizer, Inc.	1,472,247
29,689	Roche Holding AG ADR	1,647,146
		5,913,846

	Energy — 1.9%
37,000	BP PLC ADR	1,647,240
15,000	Marathon Petroleum Corp.	1,113,150
25,000	Valero Energy Corp.	1,093,250
47,000	Williams Cos., Inc. (The)	1,647,350
		5,500,990

	Telecommunication Services — 1.4%
33,728	BCE, Inc. (Canada)	1,498,198
560,000	Telstra Corp. Ltd. (Australia)	2,686,242
		4,184,440

	Industrials — 1.4%
27,500	Eaton Corp. PLC	1,566,125
18,200	Fluor Corp.	1,179,906
25,000	Ryder System, Inc.	1,419,500
		4,165,531

	Information Technology — 0.5%
35,421	Analog Devices, Inc.	1,545,772

	Consumer Staples — 0.4%
31,850	Altria Group, Inc.	1,072,708
	Total Common Stocks	$40,866,599

Number
of
Contracts

	Purchased Call Option — 0.0%
1,900	US 10 Year Strike Price $134.00,
	Expiration 03/22/13	59,375

	Investment Funds — 4.3%
135,400	American Income Fund, Inc.†	1,182,042
23,600	Eaton Vance Tax-Advantaged
	Dividend Income Fund	430,228
19,400	Invesco Government & Agency
	Portfolio**	19,400
35,000	SPDR Gold Shares*	5,642,000
5,645,326	Touchstone Institutional Money
	Market Fund^	5,645,326
	Total Investment Funds	$12,918,996

Total Investment Securities —100.9%
(Cost $284,140,345)		$299,572,035

Liabilities in Excess of Other Assets — (0.9%)		(2,653,377)

Net Assets — 100.0%		$296,918,658

(A)	Variable rate security - the rate reflected is the rate in effect as of January 31, 2013.

(B)	Step Bond. A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect at January 31, 2013.

†	All or a portion of the security is on loan. The total value of the securities on loan as of January 31, 2013 was $18,854.

*	Non-income producing security.

**	Represents collateral for securities loaned.

^	Affiliated Fund. See Note 4 in Notes to Financial Statements.

Portfolio Abbreviations:

ADR - American Depositary Receipt

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

EUR - Euro

FHLMC - Federal Home Loan Mortgage Association

FNMA - Federal National Mortgage Association

GBP - British Pound

GNMA - Government National Mortgage Association

16

Touchstone Strategic Income Fund (Continued)

NZD - New Zealand Dollar

PLN - Polish Zloty

LLC - Limited Liability Company

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2012 these securities were valued at $9,403,277 or 3.2% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Financial Statements.

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds	$—	$97,246,377	$—	$97,246,377
Sovereign Government Obligations	—	16,543,097	—	16,543,097
U.S. Treasury Obligations	—	12,389,902	—	12,389,902
Commercial Mortgage-Backed Securities	—	7,969,806	—	7,969,806
U.S.Government Mortgage-Backed Obligations	—	4,610,736	—	4,610,736
Asset-Backed Securities	—	4,606,480	—	4,606,480
Term Loan	—	2,671,599	—	2,671,599
Non-Agency Collateralized Mortgage Obligations	—	2,565,541	—	2,565,541
Preferred Stocks	97,123,527	—	—	97,123,527
Common Stocks	40,866,599	—	—	40,866,599
Purchased Call Option	59,375	—	—	59,375
Investment Funds	12,918,996	—	—	12,918,996
				$299,572,035

17

Touchstone Strategic Income Fund (Continued)

Valuation inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Other Financial Instruments***
Assets
Forward Currency Contract	$—	$144,159	$—	$144,159
Interest Rate Contracts - Futures	57,775	—	—	57,775
				$201,934
Liabilities:
Forward Currency Contracts	$—	$(576,372)	$—	$(576,372)
Interest Rate Contracts - Futures	(23,675)	—	—	(23,675)
				$(600,047)

***	Other Financial Instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized appreciation (depreciation).

Futures Contracts

The Fund had the following futures contracts, brokered by Morgan Stanley, open at January 31, 2013:

				Unrealized
	Expiration	Number of	Notional	Appreciation/
Description	Date	Contracts	Value	(Depreciation)
90 Day Euro Futures	March 2015	250	62,034,375	$57,775
90 Day Euro Futures	December 2013	250	62,246,875	(23,675)
10 Yr. U.S. Treasury
Notes Futures	March 2013	110	14,440,938	—
				$34,100

Forward Foreign Currency Exchange Contracts

						Unrealized
		Contract to				Appreciation/
Counterparty	Value Date	Receive		Deliver		(Depreciation)
Brown Brothers Harriman	02/15/2013	EUR	5,150,000	USD	6,848,470	$144,159
Brown Brothers Harriman	02/15/2013	USD	6,546,577	EUR	5,150,000	(446,641)
Brown Brothers Harriman	02/27/2013	USD	4,146,996	AUD	4,000,000	(16,240)
Brown Brothers Harriman	03/25/2013	USD	2,300,614	PLN	7,500,000	(113,491)
						$(432,213)

See accompanying Notes to Financial Statements.

18

Statements of Assets and Liabilities

January 31, 2013 (Unaudited)

	Touchstone	Touchstone	Touchstone	Touchstone
	International	Micro Cap	Small Company	Strategic
	Value	Value	Value	Income
	Fund	Fund	Fund	Fund

Assets
Investments, at cost	$105,738,447	$31,147,865	$36,279,625	$284,140,345
Affiliated securities, at market value	$1,571,546	$1,540,800	$965,133	$5,645,326
Non-affiliated securities, at market value	109,136,695	35,779,363	36,943,065	293,926,709
Investments, at value (A)	$110,708,241	$37,320,163	$37,908,198	$299,572,035
Cash deposits held at prime broker*	—	—	—	101,563
Foreign Currency (B)	—	—	—	92,405
Unrealized appreciation on forward foreign currency contracts	—	—	—	144,159
Dividends and interest receivable	293,558	14,432	21,101	2,005,989
Receivable for capital shares sold	3,051	58,064	10,249	1,761,286
Receivable for investments sold	471,179	358,954	675,448	526,733
Receivable for variation margin on futures contracts	—	—	—	34,100
Receivable for securities lending income	204	—	6,786	2,244
Receivable from other affiliates	7,954	7,752	6,894	—
Tax reclaim receivable	139,332	—	—	—
Other assets	2,150	14,452	8,206	18,565
Total Assets	111,625,669	37,773,817	38,636,882	304,259,079

Liabilities
Foreign currency (B)	224,309	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	576,372
Payable for return of collateral for securities on loan	—	—	3,241,053	19,400
Payable for capital shares redeemed	180,270	351,518	91,058	610,257
Payable for investments purchased	741,629	403,905	144,121	5,941,370
Payable to Investment Advisor	79,302	44,027	25,441	127,909
Payable to other affiliates	—	—	—	33,551
Payable to Trustees	4,028	3,161	3,263	4,437
Payable for professional services	16,015	16,039	16,327	15,184
Other accrued expenses and liabilities	45,272	18,849	4,079	11,941
Total Liabilities	1,290,825	837,499	3,525,342	7,340,421

Net Assets	$110,334,844	$36,936,318	$35,111,540	$296,918,658

Net assets consist of:
Paid-in capital	$230,306,700	$31,460,116	$32,658,101	$300,449,016
Accumulated net investment income (loss)	903,154	106,668	89,621	(824,930)
Accumulated net realized gains (losses) on investments, foreign currency transactions, futures and credit default swaps	(125,838,053)	(802,764)	735,245	(17,745,541)
Net unrealized appreciation on investments, foreign currencytransactions and futures	4,963,043	6,172,298	1,628,573	15,040,113
Net Assets	$110,334,844	$36,936,318	$35,111,540	$296,918,658
(A) Includes market value of securities on loan of:	$—	$—	$3,216,105	$18,854
(B) Cost of foreign currency:	$(224,316)	$—	$—	$90,385
* Represents segregated cash for futures contracts.

See accompanying Notes to Financial Statements.

19

Statements of Assets and Liabilities (Continued)

	Touchstone	Touchstone	Touchstone	Touchstone
	International	Micro Cap	Small Company	Strategic
	Value	Value	Value	Income
	Fund	Fund	Fund	Fund

Pricing of Class A Shares
Net assets applicable to Class A shares	$7,050,787	$15,429,340	$2,575,052	$52,787,664
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	894,676	3,379,895	151,061	4,852,064
Net asset value price per share*	$7.88	$4.57	$17.05	$10.88
Maximum offering price per share	$8.36	$4.85	$18.09	$11.54

Pricing of Class C Shares
Net assets applicable to Class C shares	$227,780	$3,537,832	$1,484,827	$25,571,338
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	30,952	887,358	93,393	2,376,811
Net asset value, offering price per share**	$7.36	$3.99	$15.90	$10.76

Pricing of Class Y Shares
Net assets applicable to Class Y shares	$33,570,974	$17,966,472	$6,160,105	$202,368,801
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	4,261,482	3,614,180	356,090	18,556,507
Net asset value, offering price and redemption price per share	$7.88	$4.97	$17.30	$10.91

Pricing of Institutional Class Shares
Net assets applicable to Institutional Class Shares	$69,485,303	$2,674	$24,891,556	$16,190,855
Shares of beneficial interest outstanding
(unlimited number of shares authorized, no par value)	8,818,011	538	1,438,230	1,485,180
Net asset value, offering price and redemption price per share	$7.88	$4.97	$17.31	$10.90

* There is no sales load on subscriptions of $1 million or more. Redemption that were part of a $1 million or more subscription may be subject to a contingent deferred sales load.

** Redemption price per share varies by length of time shares are held.

See accompanying Notes to Financial Statements.

20

Statements of Operations

For the Six Months Ended January 31, 2013 (Unaudited)

	Touchstone	Touchstone	Touchstone	Touchstone
	International	Micro Cap	Small Company	Strategic
	Value	Value	Value	Income
	Fund	Fund	Fund	Fund
Investment Income
Dividends from affiliated funds	$1,144	$1,330	$300	$2,861
Dividends from non-affiliated securities(A)	1,486,330	526,604	597,958	4,190,279
Interest	—	—	—	3,643,283
Income from securities loaned	6,490	—	27,600	6,982
Total Investment Income	1,493,964	527,934	625,858	7,843,405
Expenses
Investment advisory fees	576,796	189,185	175,480	1,099,950
Administration fees	101,132	33,310	34,337	253,645
Compliance fees and expenses	577	577	577	577
Custody fees	33,048	2,337	2,592	4,114
Professional fees	22,681	18,559	18,827	24,864
Transfer Agent fees, Fund Level	4,057	6,905	1,889	11,949
Transfer Agent fees, Class A	9,436	11,880	2,388	9,114
Transfer Agent fees, Class C	408	1,315	347	4,827
Transfer Agent fees, Class Y	613	1,353	652	3,262
Transfer Agent fees, Institutional Class	6	6	6	6
Registration Fees, Fund Level	26,997	22,402	21,304	24,186
Registration Fees, Class A	3,732	3,138	2,873	3,090
Registration Fees, Class C	3,732	3,138	2,873	3,090
Registration Fees, Class Y	3,732	3,138	2,873	3,090
Registration Fees, Institutional Class	1,292	1,292	1,292	1,292
Interest expense on futures	1,645	—	—	—
Reports to Shareholders, Fund Level	1,138	2,430	442	3,759
Reports to Shareholders, Class A	7,920	5,216	5,381	4,252
Reports to Shareholders, Class C	3,336	3,377	3,482	3,750
Reports to Shareholders, Class Y	3,436	3,394	3,756	3,537
Reports to Shareholders, Institutional Class	3,152	3,152	3,152	3,152
Distribution expenses, Class A	8,993	19,101	3,143	66,488
Distribution and shareholder servicing expenses, Class C	928	19,075	7,557	125,609
Trustee fees	4,217	3,221	3,338	4,833
Other expenses	35,088	22,233	12,779	43,414
Total Expenses	858,092	379,734	311,340	1,705,850
Fees waived and/or reimbursed by the Advisor and/or Affiliates(B)	(281,229)	(87,209)	(126,331)	(638,340)
Net Expenses	576,863	292,525	185,009	1,067,510
Net Investment Income	917,101	235,409	440,849	6,775,895
Realized and Unrealized Gain (Loss) on Investments
Net realized gain on investments from non affiliated securities(C)	11,581,394	837,186	7,422,955	2,399,611
Net realized gain (loss) on futures	1,731,179	—	—	(694,443)
Net realized gain (loss) on foreign currency	47,882	—	—	(198,195)
Net realized loss on credit default swaps	—	—	—	(734,589)
Net change in unrealized appreciation (depreciation) on investments	2,353,628	3,971,523	(1,556,827)	2,794,468
Net change in unrealized appreciation (depreciation) on futures	(616,795)	—	—	78,321
Net change in unrealized appreciation on swaps	—	—	—	393,648
Net change in unrealized depreciation on foreign currency transactions	(14,640)	—	—	(809,218)
Net Realized and Unrealized Gain (Loss) on Investments	15,082,648	4,808,709	5,866,128	3,229,603
Change in Net Assets Resulting from Operations	$15,999,749	$5,044,118	$6,306,977	$10,005,498
(A) Net of foreign tax withholding of:	$77,066	$—	$543	$7,189

(B)See Note 4 in Notes to Financial Statements.

(C)On August 28, 2012, Micro Cap Value Fund had a redemption-in-kind transfer of securities in the amount of $5,101,284. The net realized loss on the transaction of $262,527 will not be realized by the Fund for tax purposes.

See accompanying Notes to Financial Statements.

21

Statements of Changes in Net Assets

	Touchstone
	International
	Value Fund
	For the
	Six Months
	Ended	For the
	January 31,	Year
	2013	Ended
	(Unaudited)	July 31, 2012
From Operations
Net investment income (loss)	$917,101	$3,442,761
Net realized gain (loss) on investments, foreign currency transactions, futures and credit default swaps	13,360,455	(17,953,383)
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions, futures and credit default swaps	1,722,193	(11,138,358)
Change in Net Assets from Operations	15,999,749	(25,648,980)

Distributions to Shareholders from:
Net investment income, Class A	(200,165)	(235,511)
Net investment income, Class B	—	(2,271)
Net investment income, Class C	(5,583)	(4,001)
Net investment income, Class Y	(1,045,091)	(4,485,965)
Net investment income, Institutional Class	(2,282,278)	—
Net realized gains, Class A	—	—
Net realized gains, Class B	—	—
Net realized gains, Class C	—	—
Net realized gains, Class Y	—	—
Net realized gains, Institutional Class	—	—
Total Distributions	(3,533,117)	(4,727,748)

Net Decrease from Share Transactions(A)	(33,336,264)	(25,818,561)

Total Decrease in Net Assets	(20,869,632)	(56,195,289)

Net Assets
Beginning of period	131,204,476	187,399,765
End of period	$110,334,844	$131,204,476
Accumulated Net Investment Income (Loss)	$903,154	$3,519,170

(A) For details on share transaction by class, see statements of changes in net assets - capital stock activity on pages 24 - 27.

See accompanying Notes to Financial Statements.

22

Statements of Changes in Net Assets (Continued)

Touchstone		Touchstone		Touchstone
Micro Cap Value		Small Company		Strategic Income
Fund		Value Fund		Fund
For the		For the		For the
Six Months		Six Months		Six Months
Ended	For the	Ended	For the	Ended	For the
January 31,	Year	January 31,	Year	January 31,	Year
2013	Ended	2013	Ended	2013	Ended
(Unaudited)	July 31, 2012	(Unaudited)	July 31, 2012	(Unaudited)	July 31, 2012

$235,409	$(7,695)	$440,849	$489,338	$6,775,895	$9,855,913
837,186	3,937,528	7,422,955	(424,944)	772,384	1,572,178
3,971,523	(3,692,332)	(1,556,827)	(1,948,627)	2,457,219	6,431,184
5,044,118	237,501	6,306,977	(1,884,233)	10,005,498	17,859,275

(70,758)	—	(51,750)	(2,318)	(1,232,074)	(1,802,345)
—	—	—	—	—	(18,189)
(9,054)	—	(15,394)	—	(492,986)	(872,785)
(92,350)	—	(152,069)	(178,879)	(4,810,093)	(7,695,009)
(14)	—	(581,905)	—	(402,962)	—
(809,691)	—	(405,557)	(105,551)	—	—
—	—	—	(28,722)	—	—
(224,449)	—	(244,214)	(95,427)	—	—
(872,692)	—	(1,038,414)	(3,097,507)	—	—
(123)	—	(3,726,864)	—	—	—
(2,079,131)	—	(6,216,167)	(3,508,404)	(6,938,115)	(10,388,328)

(8,243,674)	(8,557,753)	(17,637,484)	(6,484,815)	18,601,321	102,918,716

(5,278,687)	(8,320,252)	(17,546,674)	(11,877,452)	21,668,704	110,389,663

42,215,005	50,535,257	52,658,214	64,535,666	275,249,954	164,860,291
$36,936,318	$42,215,005	$35,111,540	$52,658,214	$296,918,658	$275,249,954
$106,668	$43,435	$89,621	$449,890	$(824,930)	$(662,710)

23

Statements of Changes in Net Assets - Capital Stock Activity

	Touchstone International
	Value Fund
	For the Six Months
	Ended		For the Year
	January 31, 2013		Ended
	(Unaudited)		July 31, 2012
	Shares	Dollars	Shares	Dollars
Class A(A)
Proceeds from Shares sold	20,876	$155,809	58,685	$425,756
Proceeds from Shares issued in connection with merger(B)	20,734	154,261	—	—
Reinvestment of distributions	24,523	185,642	32,566	220,471
Cost of Shares redeemed	(200,493)	(1,497,238)	(279,814)	(1,978,776)
Change in Net Assets from Class A Share Transactions	(134,360)	(1,001,526)	(188,563)	(1,332,549)
Class B(A)
Proceeds from Shares sold	—	—	760	5,040
Reinvestment of distributions	—	—	249	1,675
Cost of Shares redeemed	(2,292)	(16,594)	(19,681)	(140,313)
Cost of Shares redeemed in connection with merger(B)	(20,936)	(154,261)	—	—
Change in Net Assets from Class B Share Transactions	(23,228)	(170,855)	(18,672)	(133,598)
Class C
Proceeds from Shares sold	7,182	50,916	80	577
Reinvestment of distributions	760	5,380	592	3,764
Cost of Shares redeemed	(2,668)	(18,668)	(10,005)	(68,022)
Change in Net Assets from Class C Share Transactions	5,274	37,628	(9,333)	(63,681)
Class Y(A)
Proceeds from Shares sold	175,101	1,275,152	1,674,072	11,922,066
Reinvestment of distributions	96,638	731,550	563,720	3,810,747
Cost of Shares redeemed	(13,501,303)	(100,064,959)	(5,663,691)	(40,021,546)
Change in Net Assets from Class Y Share Transactions	(13,229,564)	(98,058,257)	(3,425,899)	(24,288,733)
Institutional Class(C)
Proceeds from Shares sold	10,152,077	76,059,977	—	—
Reinvestment of distributions	301,490	2,282,278	—	—
Cost of Shares redeemed	(1,635,556)	(12,485,509)	—	—
Change in Net Assets from Institutional Class Share Transactions	8,818,011	65,856,746	—	—
Net Decrease from Share Transactions	(4,563,867)	$(33,336,264)	(3,642,467)	$(25,818,561)

(A)	Effective September 10, 2012, Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares. See Note 8 in the Notes to Financial Statements.
(B)	See Note 8 in the Notes to Financial Statements.
(C)	Touchstone International Value Fund and Touchstone Micro Cap Value Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

24

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Micro Cap
Value Fund
For the Six Months
Ended		For the Year
January 31, 2013		Ended
(Unaudited)		July 31, 2012
Shares	Dollars	Shares	Dollars

285,179	$1,267,102	1,111,506	$4,596,130
31,683	143,842	—	—
156,038	662,719	—	—
(621,351)	(2,779,267)	(1,855,492)	(7,747,734)
(148,451)	(705,604)	(743,986)	(3,151,604)

—	—	1,027	3,419
—	—	—	—
(2,255)	(8,898)	(105,845)	(370,269)
(36,022)	(143,842)	—	—
(38,277)	(152,740)	(104,818)	(366,850)

57,804	218,465	157,093	581,866
29,506	109,265	—	—
(221,131)	(866,574)	(613,063)	(2,258,494)
(133,821)	(538,844)	(455,970)	(1,676,628)

491,648	2,356,975	1,583,163	7,015,294
184,691	854,583	—	—
(2,101,688)	(10,060,681)	(2,285,257)	(10,377,965)
(1,425,349)	(6,849,123)	(702,094)	(3,362,671)

508	2,500	—	—
30	137	—	—
—	—	—	—

538	2,637	—	—
(1,745,360)	$(8,243,674)	(2,006,868)	$(8,557,753)

25

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

	Touchstone Small Company
	Value Fund
	For the Six Months
	Ended		For the Year
	January 31, 2013		Ended
	(Unaudited)		July 31, 2012
	Shares	Dollars	Shares	Dollars
Class A(A)
Proceeds from Shares sold	17,642	$314,909	42,004	$764,162
Proceeds from Shares issued in connection with merger(B)	13,540	257,661	—	—
Reinvestment of distributions	22,399	356,765	4,197	72,924
Cost of Shares redeemed	(21,320)	(373,412)	(29,328)	(520,810)
Change in Net Assets from Class A Share Transactions	32,261	555,923	16,873	316,276
Class B(A)
Proceeds from Shares sold	—	—	73	1,292
Reinvestment of distributions	—	—	1,596	26,161
Cost of Shares redeemed	(4,092)	(70,261)	(14,812)	(251,299)
Cost of Shares redeemed in connection with merger(B)	(14,403)	(257,661)	—	—
Change in Net Assets from Class B Share Transactions	(18,495)	(327,922)	(13,143)	(223,846)
Class C
Proceeds from Shares sold	11,227	169,310	19,501	328,598
Reinvestment of distributions	5,681	83,853	1,654	27,004
Cost of Shares redeemed	(16,919)	(289,755)	(25,789)	(429,175)
Change in Net Assets from Class C Share Transactions	(11)	(36,592)	(4,634)	(73,573)
Class Y(A)
Proceeds from Shares sold	31,054	564,934	323,005	5,919,691
Reinvestment of distributions	61,876	996,884	180,666	3,182,398
Cost of Shares redeemed	(2,434,714)	(46,463,390)	(864,713)	(15,605,761)
Change in Net Assets from Class Y Share Transactions	(2,341,784)	(44,901,572)	(361,042)	(6,503,672)
Institutional Class(C)
Proceeds from Shares sold	1,728,155	33,342,233	—	—
Reinvestment of distributions	265,436	4,308,769	—	—
Cost of Shares redeemed	(555,361)	(10,578,323)	—	—
Change in Net Assets from Institutional Class Share Transactions	1,438,230	27,072,679	—	—
Net Increase (Decrease) from Share Transactions	(889,799)	$(17,637,484)	(361,946)	$(6,484,815)

(A)	Effective September 10, 2012, Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares. See Note 8 in the Notes to Financial Statements.
(B)	See Note 8 in the Notes to Financial Statements.
(C)	Touchstone Small Company Value Fund and Touchstone Strategic Income Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying Notes to Financial Statements.

26

Statements of Changes in Net Assets - Capital Stock Activity (Continued)

Touchstone Strategic
Income Fund
For the Six Months
Ended		For the Year
January 31, 2013		Ended
(Unaudited)		July 31, 2012
Shares	Dollars	Shares	Dollars

1,110,640	$12,036,650	3,151,163	$32,993,481
32,891	356,537	—	—
85,938	928,781	108,355	1,138,265
(972,917)	(10,574,247)	(1,090,958)	(11,399,562)
256,552	2,747,721	2,168,560	22,732,184

2,142	23,134	10,853	112,457
49	524	1,224	12,788
(1,976)	(22,352)	(28,737)	(299,913)
(32,946)	(356,537)	—	—
(32,731)	(355,231)	(16,660)	(174,668)

366,890	3,929,082	995,418	10,267,593
29,328	313,403	52,091	540,105
(378,686)	(4,054,098)	(311,646)	(3,227,988)
17,532	188,387	735,863	7,579,710

3,969,381	43,086,176	9,153,874	96,044,311
150,390	1,628,783	242,894	2,554,364
(4,133,898)	(44,832,918)	(2,467,026)	(25,817,185)
(14,127)	(117,959)	6,929,742	72,781,490

1,858,136	20,191,330	—	—
37,205	402,962	—	—
(410,161)	(4,455,889)	—	—

1,485,180	16,138,403	—	—
1,712,406	$18,601,321	9,817,505	$102,918,716

27

Financial Highlights

Touchstone International Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013		Year Ended July 31,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$7.06		$8.42		$7.33		$7.24		$12.23		$15.54
Income (loss) from investment operations:
Net investment income(A)	0.05		0.14		0.17		0.14		0.20		0.40
Net realized and unrealized gains (losses) on investments	1.00		(1.30)		1.09		0.19		(3.59)		(2.28)
Total from investment operations	1.05		(1.16)		1.26		0.33		(3.39)		(1.88)
Distributions from:
Net investment income	(0.23)		(0.20)		(0.17)		(0.24)		(0.17)		(0.43)
Realized capital gains	—		—		—		—		(1.43)		(1.00)
Total distributions	(0.23)		(0.20)		(0.17)		(0.24)		(1.60)		(1.43)
Net asset value at end of period	$7.88		$7.06		$8.42		$7.33		$7.24		$12.23
Total return(B)	14.95	%(C)	(13.67%)		17.17%		4.34%		(24.64%)		(13.81%)
Ratios and supplemental data:
Net assets at end of period (000's)	$7,051		$7,266		$10,258		$10,216		$11,754		$20,160
Ratio to average net assets:
Net expenses	1.37	%(D)(E)	1.40	%(E)	1.42	%(E)	1.43	%(E)	1.47	%(E)	1.50%
Gross expenses	2.24	%(D)	1.68%		1.61%		1.59%		1.59%		1.60%
Net investment income	1.23	%(D)	2.00%		2.10%		1.87%		2.74%		2.80%
Portfolio turnover rate	113	%(C)	121%		131%		137%		104%		155%

Touchstone International Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013		Year Ended July 31,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$6.59		$7.85		$6.84		$6.79		$11.61		$14.81
Income (loss) from investment operations:
Net investment income(A)	0.02		0.08		0.10		0.08		0.14		0.30
Net realized and unrealized gains (losses) on investments	0.93		(1.21)		1.01		0.18		(3.42)		(2.18)
Total from investment operations	0.95		(1.13)		1.11		0.26		(3.28)		(1.88)
Distributions from:
Net investment income	(0.18)		(0.13)		(0.10)		(0.21)		(0.11)		(0.32)
Realized capital gains	—		—		—		—		(1.43)		(1.00)
Total distributions	(0.18)		(0.13)		(0.10)		(0.21)		(1.54)		(1.32)
Net asset value at end of period	$7.36		$6.59		$7.85		$6.84		$6.79		$11.61
Total return(B)	14.58	%(C)	(14.37%)		16.23%		3.59%		(25.18%)		(14.43%)
Ratios and supplemental data:
Net assets at end of period (000's)	$228		$169		$275		$310		$378		$721
Ratio to average net assets:	2.11	%(D)(E)	2.15	%(E)	2.17	%(E)	2.18	%(E)	2.22	%(E)	2.26%
Net expenses
Gross expenses	10.46	%(D)	2.43%		2.36%		2.34%		2.34%		2.36%
Net investment income	0.49	%(D)	1.24%		1.28%		1.11%		2.01%		2.19%
Portfolio turnover rate	113	%(C)	121%		131%		137%		104%		155%

(A)	The net investment income per share is based on average shares outstanding for the period.
(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the six months ended

January 31, 2013 and 0.02%, 0.01%, 0.01% and 0.02% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.

See accompanying notes to financial statements.

28

Financial Highlights (Continued)

Touchstone International Value Fund—Class Y
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013(A)		Year Ended July 31,
	(Unaudited)		2012		2011		2010		2009		2008
Net asset value at beginning of period	$7.07		$8.44		$7.35		$7.25		$12.24		$15.55
Income (loss) from investment operations:
Net investment income(B)	0.06		0.16		0.18		0.16		0.22		0.45
Net realized and unrealized gains (losses) on investments	1.00		(1.31)		1.10		0.19		(3.59)		(2.30)
Total from investment operations	1.06		(1.15)		1.28		0.35		(3.37)		(1.85)
Distributions from:
Net investment income	(0.25)		(0.22)		(0.19)		(0.25)		(0.19)		(0.46)
Realized capital gains	—		—		—		—		(1.43)		(1.00)
Total distributions	(0.25)		(0.22)		(0.19)		(0.25)		(1.62)		(1.46)
Net asset value at end of period	$7.88		$7.07		$8.44		$7.35		$7.25		$12.24
Total return	15.13	%(C)	(13.47%)		17.42%		4.61%		(24.36%)		(13.56%)
Ratios and supplemental data:
Net assets at end of period (000's)	$33,571		$123,607		$176,521		$229,888		$233,968		$420,993
Ratio to average net assets:
Net expenses	0.99	%(D)(E)	1.15	%(E)	1.17	%(E)	1.18	%(E)	1.22	%(E)	1.26%
Gross expenses	1.43	%(D)	1.43%		1.36%		1.34%		1.34%		1.36%
Net investment income	1.61	%(D)	2.27%		2.22%		2.18%		3.01%		3.13%
Portfolio turnover rate	113	%(C)	121%		131%		137%		104%		155%

Touchstone International Value Fund—Institutional Class
Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	January 31,
	2013(F)
	(Unaudited)
Net asset value at beginning of period	$7.43
Income (loss) from investment operations:
Net investment income(B)	0.05
Net realized and unrealized gains on investments	0.65
Total from investment operations	0.70
Distributions from:
Net investment income	(0.25)
Realized capital gains	—
Total distributions	(0.25)
Net asset value at end of period	$7.88
Total return	9.56	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$69,485
Ratio to average net assets:
Net expenses	0.96	%(D)(E)
Gross expenses	1.42	%(D)
Net investment income	1.64	%(D)
Portfolio turnover rate	113	%(C)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See footnote 8 in the Notes to Financial Statements.
(B)	The net investment income per share is based on average shares outstanding for the period.
(C)	Not annualized.
(D)	Annualized.
(E)	Includes interest expense relating to settlement of foreign futures. Interest expense was less than 0.005% for the six months ended January 31, 2013 and 0.02%, 0.01%, 0.01% and 0.02% for the years ended July 31, 2012, 2011, 2010 and 2009, respectively.
(F)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying notes to financial statements.

29

Financial Highlights (Continued)

Touchstone Micro Cap Value Fund—Class A
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013		Year Ended July 31,
	(Unaudited)		2012		2011	2010	2009	2008
Net asset value at beginning of period	$4.25		$4.24		$3.63	$3.01	$3.49	$6.73
Income (loss) from investment operations:
Net investment income (loss)(A)	0.03		—	(B)	(0.01)	(0.01)	0.01	0.01
Net realized and unrealized gains (losses) on investments	0.55		0.01		0.62	0.63	(0.47)	(0.75)
Total from investment operations	0.58		0.01		0.61	0.62	(0.46)	(0.74)
Distributions from:
Net investment income	(0.02)		—		—	—	(0.01)	—
Realized capital gains	(0.24)		—		—	—	(0.01)	(2.50)
Total distributions	(0.26)		—		—	—	(0.02)	(2.50)
Net asset value at end of period	$4.57		$4.25		$4.24	$3.63	$3.01	$3.49
Total return(C)	14.19	%(D)	0.24%		16.80%	20.60%	(13.18%)	(12.41%)
Ratios and supplemental data:
Net assets at end of period (000's)	$15,429		$15,010		$18,117	$11,649	$7,497	$10,552
Ratio to average net assets:
Net expenses	1.60	%(E)	1.60%		1.60%	1.60%	1.60%	1.60%
Gross expenses	2.11	%(E)	2.01%		1.96%	2.07%	2.14%	2.06%
Net investment income (loss)	1.19	%(E)	(0.07%)		(0.33%)	(0.41%)	0.40%	0.16%
Portfolio turnover rate	45	%(D)(F)	48%		59%	56%	46%	49%

Touchstone Micro Cap Value Fund—Class C
Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013		Year Ended July 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$3.75		$3.77	$3.25	$2.72	$3.17	$6.39
Income (loss) from investment operations:
Net investment income (loss)(A)	0.01		(0.03)	(0.04)	(0.04)	(0.01)	(0.02)
Net realized and unrealized gains (losses) on investments	0.48		0.01	0.56	0.57	(0.43)	(0.70)
Total from investment operations	0.49		(0.02)	0.52	0.53	(0.44)	(0.72)
Distributions from:
Net investment income	(0.01)		—	—	—	—	—
Realized capital gains	(0.24)		—	—	—	(0.01)	(2.50)
Total distributions	(0.25)		—	—	—	(0.01)	(2.50)
Net asset value at end of period	$3.99		$3.75	$3.77	$3.25	$2.72	$3.17
Total return(C)	13.62	%(D)	(0.53%)	16.00%	19.49%	(13.75%)	(12.95%)
Ratios and supplemental data:
Net assets at end of period (000's)	$3,538		$3,830	$5,563	$2,876	$1,446	$1,749
Ratio to average net assets:
Net expenses	2.35	%(E)	2.35%	2.35%	2.35%	2.35%	2.35%
Gross expenses	3.00	%(E)	2.76%	2.71%	2.82%	2.88%	2.81%
Net investment income (loss)	0.44	%(E)	(0.82%)	(1.10%)	(1.17%)	(0.35%)	(0.62%)
Portfolio turnover rate	45	%(D)(F)	48%	59%	56%	46%	49%

(A)	The net investment income/(loss) per share is based on average shares outstanding for the period.
(B)	Less than $0.005 per share.
(C)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.
(D)	Not annualized.
(E)	Annualized.
(F)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

See accompanying notes to financial statements.

30

Financial Highlights (Continued)

Touchstone Micro Cap Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013(A)		Year Ended July 31,
	(Unaudited)		2012	2011		2010	2009	2008
Net asset value at beginning of period	$4.61		$4.58	$3.92		$3.24	$3.75	$7.02
Income (loss) from investment operations:
Net investment income (loss)(B)	0.04		0.01	—	(C)	(0.01)	0.02	0.02
Net realized and unrealized gains (losses) on
investments	0.59		0.02	0.66		0.69	(0.51)	(0.78)
Total from investment operations	0.63		0.03	0.66		0.68	(0.49)	(0.76)
Distributions from:
Net investment income	(0.03)		—	—		—	(0.01)	(0.01)
Realized capital gains	(0.24)		—	—		—	(0.01)	(2.50)
Total distributions	(0.27)		—	—		—	(0.02)	(2.51)
Net asset value at end of period	$4.97	(D)	$4.61	$4.58		$3.92	$3.24	$3.75
Total return	14.05%		0.66%	16.84%		20.99%	(12.86%)	(12.23%)
Ratios and supplemental data:
Net assets at end of period (000's)	$17,966		$23,232	$26,317		$21,195	$17,394	$22,662
Ratio to average net assets:
Net expenses	1.34	%(E)	1.35%	1.35%		1.35%	1.35%	1.35%
Gross expenses	1.68	%(E)	1.76%	1.71%		1.82%	1.89%	1.82%
Net investment income (loss)	1.45	%(E)	0.17%	(0.08%)		(0.16%)	0.64%	0.37%
Portfolio turnover rate	45	%(D)(F)	48%	59%		56%	46%	49%

Touchstone Micro Cap Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period
	Period Ended
	January 31,
	2013(G)
	(Unaudited)
Net asset value at beginning of period	$4.92
Income (loss) from investment operations:
Net investment income(B)	0.03
Net realized and unrealized gains on investments	0.29
Total from investment operations	0.32
Distributions from:
Net investment income	(0.03)
Realized capital gains	(0.24)
Total distributions	(0.27)
Net asset value at end of period	$4.97
Total return	6.89	%(D)
Ratios and supplemental data:
Net assets at end of period (000's)	$3
Ratio to average net assets:
Net expenses	1.25	%(E)
Gross expenses	453.70	%(E)
Net investment income	1.54	%(E)
Portfolio turnover rate	45	%(D)(F)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See footnote 8 in the Notes to Financial Statements.
(B)	The net investment income/(loss) per share is based on average shares outstanding for the period.

(C)	Less than $0.005 per share.

(D)	Not annualized.

(E)	Annualized.

(F)	Portfolio turnover rate excludes securities delivered from processing a redemption-in-kind.

(G)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying notes to financial statements.

31

Financial Highlights (Continued)

Touchstone Small Company Value Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013		Year Ended July 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$17.80		$19.43	$16.15	$13.33	$16.84	$20.09
Income (loss) from investment operations:
Net investment income(A)	0.18		0.11	0.08	0.06	0.18	0.14
Net realized and unrealized gains (losses) on investments	2.42		(0.66)	3.23	2.83	(3.51)	(0.90)
Total from investment operations	2.60		(0.55)	3.31	2.89	(3.33)	(0.76)
Distributions from:
Net investment income	(0.36)		(0.02)	(0.03)	(0.07)	(0.18)	(0.12)
Realized capital gains	(2.99)		(1.06)	—	—	—	(2.37)
Total distributions	(3.35)		(1.08)	(0.03)	(0.07)	(0.18)	(2.49)
Net asset value at end of period	$17.05		$17.80	$19.43	$16.15	$13.33	$16.84
Total return(B)	16.28	%(C)	(2.65%)	20.52%	21.69%	(19.56%)	(3.95%)
Ratios and supplemental data:
Net assets at end of period (000's)	$2,575		$2,114	$1,980	$2,241	$1,275	$1,682
Ratio to average net assets:
Net expenses	1.21	%(D)	1.24%	1.36%	1.41%	1.45%	1.45%
Gross expenses	2.49	%(D)	1.66%	1.60%	1.56%	1.55%	1.50%
Net investment income	2.01	%(D)	0.63%	0.43%	0.39%	1.42%	0.77%
Portfolio turnover rate	133	%(C)	62%	93%	65%	68%	60%

Touchstone Small Company Value Fund—Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
January 31,
2013	Year Ended July 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$16.67	$18.38	$15.37	$12.73	$16.07	$19.31
Income (loss) from investment operations:
Net investment income (loss)(A)	0.11	(0.02)	(0.07)	(0.06)	0.08	—	(E)
Net realized and unrealized gains (losses) on investments	2.27	(0.63)	3.08	2.70	(3.33)	(0.87)
Total from investment operations	2.38	(0.65)	3.01	2.64	(3.25)	(0.87)
Distributions from:
Net investment income	(0.16)	—	—	—	(0.09)	—
Realized capital gains	(2.99)	(1.06)	—	—	—	(2.37)
Total distributions	(3.15)	(1.06)	—	—	(0.09)	(2.37)
Net asset value at end of period	$15.90	$16.67	$18.38	$15.37	$12.73	$16.07
Total return(B)	15.95	%(C)	(3.39%)	19.58%	20.83%	(20.17%)	(4.74%)
Ratios and supplemental data:
Net assets at end of period (000's)	$1,485	$1,557	$1,802	$828	$399	$384
Ratio to average net assets:
Net expenses	1.96	%(D)	1.99%	2.11%	2.16%	2.20%	2.20%
Gross expenses	3.28	%(D)	2.41%	2.35%	2.31%	2.30%	2.25%
Net investment (loss)	1.26	%(D)	(0.11%)	(0.39%)	(0.37%)	0.68%	0.01%
Portfolio turnover rate	133	%(C)	62%	93%	65%	68%	60%

(A)	The net investment income/(loss) per share is based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

(E)	Less than $0.005 per share.

See accompanying notes to financial statements.

32

Financial Highlights (Continued)

Touchstone Small Company Value Fund—Class Y

Selected Data for a Share Outstanding Throughout Each Period

	Six Months
	Ended
	January 31,
	2013(A)		Year Ended July 31,
	(Unaudited)		2012	2011	2010	2009	2008
Net asset value at beginning of period	$18.04		$19.67	$16.34	$13.48	$17.04	$20.29
Income (loss) from investment operations:
Net investment income(B)	0.21		0.16	0.13	0.11	0.21	0.19
Net realized and unrealized gains (losses) on investments	2.45		(0.67)	3.27	2.85	(3.55)	(0.91)
Total from investment operations	2.66		(0.51)	3.40	2.96	(3.34)	(0.72)
Distributions from:
Net investment income	(0.41)		(0.06)	(0.07)	(0.10)	(0.22)	(0.16)
Realized capital gains	(2.99)		(1.06)	—	—	—	(2.37)
Total distributions	(3.40)		(1.12)	(0.07)	(0.10)	(0.22)	(2.53)
Net asset value at end of period	$17.30		$18.04	$19.67	$16.34	$13.48	$17.04
Total return	16.41	%(C)	(2.42%)	20.80%	22.00%	(19.32%)	(3.68%)
Ratios and supplemental data:
Net assets at end of period (000's)	$6,160		$48,677	$60,170	$59,572	$65,235	$86,463
Ratio to average net assets:
Net expenses	0.94	%(D)	0.99%	1.11%	1.16%	1.20%	1.19%
Gross expenses	1.49	%(D)	1.41%	1.35%	1.31%	1.30%	1.24%
Net investment income	2.28	%(D)	0.89%	0.68%	0.67%	1.68%	1.05%
Portfolio turnover rate	133	%(C)	62%	93%	65%	68%	60%

Touchstone Small Company Value Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	January 31,
	2013(E)
	(Unaudited)
Net asset value at beginning of period	$19.26
Income (loss) from investment operations:
Net investment income(B)	0.17
Net realized and unrealized gains on investments	1.30
Total from investment operations	1.47
Distributions from:
Net investment income	(0.43)
Realized capital gains	(2.99)
Total distributions	(3.42)
Net asset value at end of period	$17.31
Total return	9.18	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$24,892
Ratio to average net assets:
Net expenses	0.85	%(D)
Gross expenses	1.45	%(D)
Net investment income	2.37	%(D)
Portfolio turnover rate	133	%(C)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See footnote 8 in the Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Annualized.

(E)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying notes to financial statements.

33

Financial Highlights (Continued)

Touchstone Strategic Income Fund—Class A

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
January 31,
2013	Year Ended July 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.76	$10.47	$10.00	$8.93	$9.36	$11.15
Income (loss) from investment operations:
Net investment income	0.25	0.49	(A)	0.52	(A)	0.51	(A)	0.56	(A)	0.53	(A)
Net realized and unrealized gains (losses) on investments	0.12	0.31	0.44	1.26	(0.39)	(1.41)
Total from investment operations	0.37	0.80	0.96	1.77	0.17	(0.88)
Distributions from:
Net investment income	(0.25)	(0.51)	(0.49)	(0.70)	(0.59)	(0.58)
Realized capital gains	—	—	—	—	(0.01)	(0.33)
Total distributions	(0.25)	(0.51)	(0.49)	(0.70)	(0.60)	(0.91)
Net asset value at end of period	$10.88	$10.76	$10.47	$10.00	$8.93	$9.36
Total return(B)	3.51	%(C)	7.86%	9.90%	20.27%	3.02%	(8.46%)
Ratios and supplemental data:
Net assets at end of period (000's)	$52,788	$49,458	$25,400	$19,461	$13,406	$14,768
Ratio to average net assets:	0.89	%(D)	0.95%	1.02%	1.12%	1.18%	1.21%
Net expenses
Gross expenses	1.33	%(D)	1.60%	1.61%	1.65%	1.65%	1.60%
Net investment income	4.55	%(D)	4.65%	4.99%	5.27%	7.05%	5.21%
Portfolio turnover rate	46	%(C)	47%	42%	31%	32%	32%

Touchstone Strategic Income Fund-Class C

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
January 31,
2013	Year Ended July 31,
(Unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.65	$10.36	$9.90	$8.85	$9.29	$11.07
Income (loss) from investment operations:
Net investment income	0.20	0.40	(A)	0.44	(A)	0.43	(A)	0.49	(A)	0.45	(A)
Net realized and unrealized gains (losses) on investments	0.12	0.32	0.44	1.25	(0.38)	(1.40)
Total from investment operations	0.32	0.72	0.88	1.68	0.11	(0.95)
Distributions from:
Net investment income	(0.21)	(0.43)	(0.42)	(0.63)	(0.54)	(0.50)
Realized capital gains	—	—	—	—	(0.01)	(0.33)
Total distributions	(0.21)	(0.43)	(0.42)	(0.63)	(0.55)	(0.83)
Net asset value at end of period	$10.76	$10.65	$10.36	$9.90	$8.85	$9.29
Total return(B)	3.05	%(C)	7.16%	9.09%	19.20%	2.29%	(9.12%)
Ratios and supplemental data:
Net assets at end of period (000's)	$25,571	$25,115	$16,818	$12,504	$8,468	$9,780
Ratio to average net assets:
Net expenses	1.67	%(D)	1.70%	1.77%	1.87%	1.93%	1.96%
Gross expenses	2.11	%(D)	2.35%	2.36%	2.40%	2.40%	2.35%
Net investment income	3.77	%(D)	3.82%	4.25%	4.53%	6.32%	4.26%
Portfolio turnover rate	46	%(C)	47%	42%	31%	32%	32%

(A)	The net investment income per share is based on average shares outstanding for the period.

(B)	Total returns shown exclude the effect of applicable sales loads. If these charges were included, the returns would be lower.

(C)	Not annualized.

(D)	Annualized.

See accompanying notes to financial statements.

34

Financial Highlights (Continued)

Touchstone Strategic Income Fund - Class Y

Selected Data for a Share Outstanding Throughout Each Period

Six Months
Ended
January 31,
2013(A)	Year Ended July 31,
(unaudited)	2012	2011	2010	2009	2008
Net asset value at beginning of period	$10.79	$10.49	$10.02	$8.95	$9.38	$11.18
Income (loss) from investment operations:
Net investment income	0.27	0.50	(B)	0.54	(B)	0.53	(B)	0.57	(B)	0.55	(B)
Net realized and unrealized gains (losses) on investments	0.12	0.33	0.45	1.26	(0.38)	(1.41)
Total from investment operations	0.39	0.83	0.99	1.79	0.19	(0.86)
Distributions from:
Net investment income	(0.27)	(0.53)	(0.52)	(0.72)	(0.61)	(0.61)
Realized capital gains	—	—	—	—	(0.01)	(0.33)
Total distributions	(0.27)	(0.53)	(0.52)	(0.72)	(0.62)	(0.94)
Net asset value at end of period	$10.91	$10.79	$10.49	$10.02	$8.95	$9.38
Total return	3.65	%(C)	8.21%	10.15%	20.39%	3.38%	(8.30%)
Ratios and supplemental data:
Net assets at end of period (000's)	$202,369	$200,325	$122,125	$80,807	$59,493	$90,639
Ratio to average net assets:
Net expenses	0.59	%(D)	0.70%	0.77%	0.87%	0.93%	0.96%
Gross expenses	1.03	%(D)	1.35%	1.36%	1.40%	1.40%	1.35%
Net investment income	4.85	%(D)	4.80%	5.22%	5.51%	7.29%	5.28%
Portfolio turnover rate	46	%(C)	47%	42%	31%	32%	32%

Touchstone Strategic Income Fund—Institutional Class

Selected Data for a Share Outstanding Throughout Each Period

	Period Ended
	January 31,
	2013(E)
	(Unaudited)
Net asset value at beginning of period	$10.86
Income (loss) from investment operations:
Net investment income	0.19
Net realized and unrealized gains on investments	0.09
Total from investment operations	0.28
Distributions from:
Net investment income	(0.24)
Realized capital gains	—
Total distributions	(0.24)
Net asset value at end of period	$10.90
Total return	2.63	%(C)
Ratios and supplemental data:
Net assets at end of period (000's)	$16,191
Ratio to average net assets:
Net expenses	0.59	%(D)
Gross expenses	1.09	%(D)
Net investment income	4.85	%(D)
Portfolio turnover rate	46	%(C)

(A)	Effective September 10, 2012, Institutional Class shares were renamed Class Y shares. See footnote 8 in the Notes to Financial Statements.

(B)	The net investment income per share is based on average shares outstanding for the period.

(C)	Not annualized.

(D)	Annualized.

(E)	The Fund began issuing Institutional Class shares on September 10, 2012.

See accompanying notes to financial statements.

35

Notes to Financial Statements

January 31, 2013 (Unaudited)

1. Organization

The Touchstone Strategic Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. The Trust was established as a Massachusetts business trust under a Declaration of Trust dated November 18, 1982. The Trust consists of twenty-two funds including the following four funds, individually, a “Fund”, and collectively, the “Funds”:

Touchstone International Value Fund (“International Value Fund”)

Touchstone Micro Cap Value Fund (“Micro Cap Value Fund”)

Touchstone Small Company Value Fund (“Small Company Value Fund”)

Touchstone Strategic Income Fund (“Strategic Income Fund”)

Each Fund is an open-end, diversified management investment company.

The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest of each Fund. The Funds are registered to offer the following classes of shares: Class A shares, Class C shares, Class Y shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Funds’ prospectus provides a description of each Fund’s investment goals, policies, and strategies along with information on the classes of shares currently being offered.

2. Significant Accounting Policies

The following is a summary of the Funds’ significant accounting policies:

Security valuation and fair value measurements — All investments in securities are recorded at their estimated fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. Generally accepted accounting principles in the United States (“U.S. GAAP”) establish a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below:

• Level 1 –	quoted prices in active markets for identical securities

• Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of January 31, 2013, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Fund’s investments by geographic/industry concentration, if any. The Funds did not hold any Level 3 categorized securities during the six months ended January 31, 2013.

All transfers in and out of the levels are recognized at the value at the end of the period. During the period ended January 31, 2013, there were no transfers between Levels 1, 2 and 3 for all Funds.

36

Notes to Financial Statements (Continued)

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price, and to the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service and are categorized in Level 2. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees and are categorized in Level 3. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds and are categorized in Level 1. The prices for foreign securities are reported in local currency and translated into U.S. dollars using currency exchange rates.

Level 2 Valuation— Securities mainly traded on a non-U.S. exchange are generally valued according to the preceding closing values on that exchange. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value. This may cause the value of the security on the books of the Fund to be significantly different from the closing value on the non-U.S. exchange and may affect the calculation of the net asset value (“NAV”) of the Fund. Any debt securities held by the Fund for which market quotations are not readily available are generally priced at their most recent bid prices as obtained from one or more of the major market makers for such securities.

Level 3 Valuation— Securities held by the Fund that do not have readily available market quotations, or securities for which the available market quotations are not reliable, are priced at their fair value using procedures approved by the Funds’ Board of Trustees. A Fund may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Fund’s NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Certain Funds invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter. An ETF is an investment company that seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETFs are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that shares of the fund may trade at a premium or discount to their NAV per share. When the Fund invests in another investment company, shareholders of the Fund indirectly bear their

37

Notes to Financial Statements (Continued)

proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

New accounting pronouncements — In December 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11,“Disclosures about Offsetting Assets and Liabilities”. ASU No. 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under the International Financial Reporting Standards (“IFRS”).The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities, as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU No. 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is evaluating the impact of ASU No. 2011-11 on the financial statements and disclosures.

Options — The Funds may write or purchase financial option contracts primarily to hedge against changes in the value of equity securities (or securities that the Funds intend to purchase), against fluctuations in fair value caused by changes in prevailing market interest rates or foreign currency exchange rates and against changes in overall equity market volatility. In addition, the Funds may utilize options in an attempt to generate gains from option premiums or to reduce overall portfolio risk. The Funds’ option strategy primarily focuses on the use of writing call options on equity indexes. When the Funds write or purchase an option, an amount equal to the premium received or paid by the Funds is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Funds have realized a gain or loss on investment transactions. The Funds, as writers of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bear the market risk of an unfavorable change in the price of the security underlying the written option. The Funds, as purchasers of an option, bear the risk that the counterparties to the option may not have the ability to meet the terms of the option contracts. There is minimal counterparty credit risk involved in entering into option contracts since they are exchanged-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. As of January 31, 2013, the Fund had no written options.

Futures Contracts — A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund’s return. In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the 1940 Act or the rules of the Securities and Exchange Commission interpretations thereunder. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of ) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures

38

Notes to Financial Statements (Continued)

contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. As of January 31, 2013, the Strategic Income Fund held future contracts as shown on the Portfolio of Investments and had cash in the amount of $101,563 held as collateral for future contracts.

Swap Contracts — The Funds may enter into swap transactions, which are financial instruments that typically involve the exchange of cash flows between two parties on specified dates (settlement dates), where the cash flows are based on agreed-upon prices, rates, indices, etc. The nominal amount on which the cash flows are calculated is called the notional amount. Swaps are individually negotiated and structured to include exposure to a variety of different types of investments or market factors, such as interest rates, foreign currency rates, mortgage securities, corporate borrowing rates, security prices, indexes or inflation rates.

Swap agreements may increase or decrease the overall volatility of the investments of a Fund and its share price. The performance of swap agreements may be affected by a change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due. In addition, if the counter-party’s creditworthiness declines, the value of a swap agreement would be likely to decline, potentially resulting in losses.

Generally, swap agreements have a fixed maturity date that will be agreed upon by the parties. The agreement can be terminated before the maturity date only under limited circumstances, such as default by one of the parties or insolvency, among others, and can be transferred by a party only with the prior written consent of the other party. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or by other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. If the counter-party is unable to meet its obligations under the contract, declares bankruptcy, defaults or becomes insolvent, a Fund may not be able to recover the money it expected to receive under the contract.

A swap agreement can be a form of leverage, which can magnify a Fund’s gains or losses. In order to reduce the risk associated with leveraging, a Fund may cover its current obligations under swap agreements according to guidelines established by the SEC. If a Fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the Fund’s accrued obligations under the swap agreement over the accrued amount the Fund is entitled to receive under the agreement. If a Fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the Fund’s accrued obligations under the agreement.

Swaps other than security-based swaps are included in the definition of “commodity interests” under the Commodity Exchange Act (the “CEA”). Under recent amendments to Rule 4.5 under the CEA, a Fund may be considered a commodity pool if it trades more than a de minimis amount of commodity interests (including swaps). Under such circumstances, the Fund and its investment advisor may be subject to regulation by the Commodity Futures Trading Commission (“CFTC”). None of theTouchstone Funds intends to trade above the de minimis limitation, and the Strategic Income Fund’s investment advisor has claimed an exemption from registering with the CFTC.

39

Notes to Financial Statements (Continued)

Credit default swap is an agreement between a Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a referenced debt obligation. One party, acting as a “protection buyer,” makes periodic payments to the other party, a “protection seller,” in exchange for a promise by the protection seller to make a payment to the protection buyer if a negative credit event (such as a delinquent payment or default) occurs with respect to a referenced bond or group of bonds.

As the protection buyer in a credit default swap, a Fund may pay a premium (by means of periodic payments) in return for the right to deliver specified bonds or loans to the protection seller and receive the par (or other agreed-upon) value upon default or similar events by the issuer of the underlying reference obligation. If no default occurs, the protection seller would keep the stream of payments and would have no further obligations to the Fund. As the protection buyer, the Fund bears the risk that the investment might expire worthless and/or that the protection seller may fail to satisfy its payment obligations to the Fund in the event of a default or similar event. In addition, when the Fund is a protection buyer, the Fund’s investment would only generate income in the event of an actual default or similar event by the issuer of the underlying reference obligation.

A Fund may also use credit default swaps for investment purposes by selling a credit default swap, in which case, the Fund, as the protection seller, would be required to pay the par (or other agreed-upon) value of a referenced debt obligation to the protection buyer in the event of a default or similar event by the third-party issuer of the underlying reference obligation. In return for its obligation, the Fund would receive from the protection buyer a periodic stream of payments over the term of the contract. If no credit event occurs, the Fund would keep the stream of payments and would have no payment obligations. As the protection seller in a credit default swap, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they may be difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund’s total return, and the potential for losses in excess of the Fund’s initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a

40

Notes to Financial Statements (Continued)

Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended January 31, 2013, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds’ derivative financial instruments by primary risk exposure as of January 31, 2013:

Fair Value of Derivative Investments
As of January 31, 2013
		Asset	Liability
		Derivatives	Derivatives
	Derivatives not accounted for as hedging	Unrealized	Unrealized
Fund	instruments under ASC 815	Appreciation	Depreciation
Strategic Income Fund	Purchased Options - Interest Rate Contracts*	$89,062	$—
	Forward-Foreign Currency Exchange Contracts**	144,159	(576,372)
	Futures- Interest Rate Contracts***	57,775	(23,675)

*	Statements of Assets and Liabilities Location: Investments, at value.

** Statements of Assets and Liabilities Location: Unrealized appreciation on forward foreign currency contracts and unrealized depreciation on forward foreign currency contracts, respectively.

*** Statements of Assets and Liabilities Location: Receivable for variation margin on futures contracts. Only current day’s variation margin is reported within the receivables of the statements of assets and liabilities. Includes cumulative unrealized appreciation/(depreciation) of future contracts as reported in the Portfolio of Investments and within the components of net assets section of the Statement of Assets and Liabilities.

The Effect of Derivative Investments on the Statement of Operations
for the Six Months Ended January 31, 2013
			Change in
			Unrealized
		Realized Gain/	Appreciation
	Derivatives not accounted for as hedging	loss	/(Depreciation)
Fund	instruments under ASC 815	on Derivatives	on Derivatives
International Value Fund	Futures - Equity Contracts*	$1,731,179	$(616,795)
Strategic Income Fund	Purchased Options- Interest Rate Contract**	—	89,063
	Forward - Foreign Currency Exchange
	Contracts***	(203,344)	(820,348)
	Futures - Interest Rate Contracts*	(694,443)	78,321
	Swap - Credit Contracts****	(734,589)	393,648

* Statements of Operations Location: Net realized gain (loss) on futures and net change in unrealized appreciation (depreciation) on futures, respectively.

**	Statements of Operations Location: Net change in unrealized appreciation (depreciation) on investments.

*** Statements of Operations Location: Net realized gain (loss) on foreign currency and net change in unrealized appreciation (depreciation) on foreign currency transaction, respectively.

**** Statements of Operations Location: Net realized loss on credit default swaps and net change in unrealized appreciation on swaps, respectively.

41

Notes to Financial Statements (Continued)

For the six months ended January 31, 2013, the average quarterly balance of outstanding derivative financial instruments were as follows:

	International	Strategic
	Value	Income
	Fund	Fund
Equity contracts:
Options - Average number of contracts	—	633
Futures - Average number of contracts	103	—
Interest rate contracts:
Futures - Average number of contracts	—	253
Credit contracts:
Swaps - Average number of contracts	—	—	*
Forward foreign currency exchange contracts:
Average number of contracts	—	5
Average U.S. dollar amount purchased	—	$14,706,154
Average U.S. dollar amount sold	—	$2,901,871

* Average quarterly balance was less than 1.

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian in an amount at least equal to the market value of the loaned securities. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the securities loaned plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved investment vehicle.

As of January 31, 2013, the following Funds loaned securities and received collateral as follows:

	Market Value of	Market Value of
	Securities	Collateral
Fund	Loaned	Received
Small Company Value Fund	$3,216,105	$3,241,053
Strategic Income Fund	18,854	19,400

All collateral received as cash is received, held and administered by the Funds’ custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned.

Unrealized gain or loss on the market value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Share valuation — The NAV per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund’s assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds is equal to the NAV per share plus a sales load equal to 6.10% of the NAV (or 5.75% of the offering price). There is no sales load on purchases of

42

Notes to Financial Statements (Continued)

$1 million or more of Class A shares. The maximum offering price per share of Class C, Class Y, and Institutional Class shares of the Funds is equal to the NAV per share.

The redemption price per share of each class of shares of the Funds is generally equal to the NAV per share. However, Class A redemptions that were part of no load $1 million subscriptions may be subject to a contingent deferred sales charge (“CDSC”) of up to 1%. Additionally, purchases of Class C shares of the Funds are subject to a CDSC of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted.

Distributions to shareholders — Each Fund intends to distribute to its shareholders substantially all of its income and capital gains. The Micro Cap Value Fund and International Value Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Small Company Value Fund declares and distributes net investment income, if any, quarterly, as a dividend to shareholders. The Strategic Income Fund declares and distributes net investment income, if any, monthly as a dividend to shareholders. Each Fund makes distributions of capital gains, if any, at least annually, net of applicable capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with income tax regulations. Recognition of the funds net investment income that invest in underlying funds is affected by the timing of dividend declarations by investee funds.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for a Fund are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended January 31, 2013:

			Small
	International	Micro Cap	Company	Strategic
	Value Fund	Value Fund*	Value Fund	Income Fund
Purchases of investment securities	$119,735,613	$15,584,077	$49,981,478	$71,512,652
Proceeds from sales and maturities	$152,283,593	$21,098,306	$78,241,188	$52,458,158

*	Micro Cap Value Fund had a redemption-in-kind on August 28, 2012, which resulted in a redemption out of the Fund of $5,653,786 and is excluded from the proceeds from sales above. The redemption was comprised of securities and cash in the amount of $5,101,284 and $552,502, respectively.

43

Notes to Financial Statements (Continued)

For the six months ended January 31, 2013, purchases and proceeds from sales and maturities in U.S. Government Securities for Strategic Income Fund were $74,789,070, and $75,515,616, respectively.

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of Touchstone Advisors, Inc. (the “Advisor”), Touchstone Securities, Inc. (the “Underwriter”) or BNY Mellon Investment Servicing (U.S) Inc. (“BNY Mellon”), the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company (“Western-Southern”).

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Effective September 10, 2012, under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Touchstone International Value Fund	1.00%
Touchstone Micro Cap Value Fund	1.00%
Touchstone Small Company Value Fund	0.90%
Touchstone Strategic Income Fund	0.70%

Prior to September 10, 2012, Fifth Third Asset Management, Inc. (“FTAM” or the “Former Advisor”) served as the advisor to the Funds. For its services, the Funds paid the Former Advisor the same fees listed above.

Effective September 10, 2012, the Advisor has entered into investment sub-advisory agreements with the following parties:

Barrow, Hanley, Mewhinney & Strauss, LLC	Fifth Third Asset Management, Inc.
International Value Fund	Strategic Income Fund
DePrince, Race & Zollo, Inc.	Russell Implementation Services, Inc.
Small Company Value Fund	Micro Cap Value Fund*
*	Effective January 16, 2013, Russell Implementation Services, Inc. became the interim sub-adviser of the Micro Cap Value Fund. Prior to January 16, 2013, Fifth Third Asset Management, Inc. was the sub-adviser.

The Advisor, not the Funds, paid sub-advisory fees to each Sub-Advisor.

Effective September 10, 2012, the Advisor entered into an expense limitation agreement (“Expense Limitation Agreement”) to contractually limit operating expenses of the Funds, excluding dividend expenses relating to short sales, interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, the cost of “Acquired Fund Fees and Expenses”, if any, and other extraordinary expenses not incurred in the ordinary course of business. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to separately waive class level expenses, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows:

				Institutional
Fund	Class A	Class C	Class Y	Class
Touchstone International Value Fund	1.36%	2.11%	1.11%	0.96%
Touchstone Micro Cap Value Fund	1.60%	2.35%	1.35%	1.25%
Touchstone Small Company Value Fund	1.20%	1.95%	0.95%	0.85%
Touchstone Strategic Income Fund	0.94%	1.69%	0.69%	0.59%

These expense limitations will remain in effect until at least November 29, 2013 for all the Funds.

44

Notes to Financial Statements (Continued)

Prior to September 10, 2012, the Former Advisor was contractually obligated to maintain the expense limitations for the Funds as follows:

				Institutional
Fund	Class A	Class B*	Class C	Class**
Touchstone International Value Fund	1.37%	2.12%	2.12%	1.12%
Touchstone Micro Cap Value Fund	1.60%	2.35%	2.35%	1.35%
Touchstone Small Company Value Fund	1.20%	1.95%	1.95%	0.95%
Touchstone Strategic Income Fund	0.94%	1.69%	1.69%	0.69%

*	Funds had Class B shares outstanding immediately prior to the reorganization, which were exchanged for Class A Shares of the corresponding Touchstone Fund.

**	Funds had Institutional Class shares outstanding immediately prior to the reorganization, which were exchanged for Class Y Shares of the corresponding Touchstone Fund.

During the period September 10, 2012 through January 31, 2013, the Advisor waived investment advisory fees and administration fees or reimbursed expenses of the Funds as follows:

	Investment		Other
	Advisory	Administration	Operating
	Fees	Fees	Expenses
Fund	Waived	Waived	Reimbursed
Touchstone International Value Fund	$106,721	$76,314	$27,111
Touchstone Micro Cap Value Fund	—	17,295	23,378
Touchstone Small Company Value Fund	36,779	24,454	19,472
Touchstone Strategic Income Fund	204,938	200,266	3,918

For the period August 1, 2012 through September 9, 2012, the Former Advisor accrued and waived investment advisory fees of the funds, which are included in the Investment Advisory Fees and fees waived or reimbursed by the Advisor or affiliates on the Statement of Operations, as follows:

	Investment	Investment
	Advisory	Advisory
	Fees Accrued	Fees Waived
Touchstone International Value Fund	$141,519	$46,265
Touchstone Micro Cap Value Fund	44,902	38,662
Touchstone Small Company Value Fund	50,718	35,743
Touchstone Strategic Income Fund	304,383	175,839

Effective September 10, 2012, under the terms of the Expense Limitation Agreement, the Advisor is entitled to recover, subject to approval by the Funds’ Board of Trustees, such amounts waived or reimbursed for a period of up to three years from the year in which the Advisor reduced its compensation or assumed expenses for a Fund. No recoupment will occur unless a Fund’s operating expenses are below the expense limitation amount. As of January 31, 2013, the Advisor may seek recoupment of previously waived and reimbursed fees as follows:

Expiration
January
Fund	31, 2016
Touchstone International Value Fund	$200,272
Touchstone Micro Cap Value Fund	21,745
Touchstone Small Company Value Fund	71,704
Touchstone Strategic Income Fund	409,122

The Advisor did not recover any recoupment for the period September 10, 2012 through January 31, 2013.

45

Notes to Financial Statements (Continued)

For the period August 1, 2012 through September 9, 2012, the Former Advisor was entitled to recover amounts waived or reimbursed by a Fund. The Former Advisor did not recover waived and reimbursed fees on the Funds.

ADMINISTRATION AGREEMENT

Effective September 10, 2012, the Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for: supplying executive and regulatory compliance services; supervising the preparation of tax returns; coordinating the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission (the “SEC”) and state securities authorities, as well as materials for meetings of the Board ofTrustees; calculating the daily net asset value per share; and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% on the first $6 billion of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Funds Group Trust, and Touchstone Tax-Free Trust; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets over $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged BNY Mellon as the Sub-Administrator to theTrust. BNY Mellon provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

Prior to September 10, 2012, FTAM served as the administrator (the “Former Administrator”) to the Funds. For its services, the Funds paid the Former Administrator a fee which was computed daily and paid monthly based on the average daily net assets of the Funds as shown in the table below. The fees were prorated among the Funds based upon their average daily net assets.

Former Administration Fee	Average Daily Net Assets
0.20%	Up to $1 billion
0.18%	In excess of $1 billion up to $2 billion
0.17%	In excess of $2 billion

For certain Funds, FTAM voluntarily agreed to waive a portion of its administration fee. The Small Company Value Fund was also subject to an annual $20,000 minimum fee. FTAM contractually agreed to waive fees or reimburse all Funds pursuant to an expense limitation agreement.

For the period August 1, 2012 through September 9, 2012, the Former Administrator accrued and waived administration fees of the Funds, which are included in the Administration fees and fees waived or reimbursed by the Advisor or affiliates on the Statement of Operations, as follows:

	Administration	Administration
	Fees	Fees
Fund	Accrued	Waived
International Value Fund	$24,818	$24,818
Micro Cap Value Fund	7,874	7,874
Small Company Value Fund	9,883	9,883
Strategic Income Fund	53,379	53,379

TRANSFER AGENT AGREEMENT

Effective September 10, 2012, under the terms of the Transfer Agent Agreement between the Trust and BNY Mellon, BNY Mellon maintains the records of each shareholder’s account, answers shareholders’ inquiries concerning their accounts, processes purchases and redemptions of each Fund’s shares, acts as dividend and distribution disbursing agent, and performs other shareholder service functions. For these services, BNY Mellon receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays out-of-pocket expenses

46

Notes to Financial Statements (Continued)

incurred by BNY Mellon, including, but not limited to, postage and supplies. Prior to September 10, 2012, FTAM provided transfer agent services.

PLANS OF DISTRIBUTION AND SHAREHOLDER SERVICING FEE ARRANGEMENTS

Effective September 10, 2012, the Trust has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for each class of shares it offers that are subject to 12b-1 distribution fees. The plans allow each Fund to pay distribution and other fees for the sale and distribution of its shares and for services provided to shareholders. Under the Class A plan, each Fund offering Class A shares pays an annual fee of up to 0.25% of average daily net assets that are attributable to Class A shares. Under the Class C plan, each Fund pays an annual fee of up to 1.00% of average daily net assets that are attributable to Class C shares (of which up to 0.75% is a distribution fee and up to 0.25% is a shareholder servicing fee).

For the period ended September 10, 2012 through January 31, 2013, the Funds accrued the following distribution fees for Class A shares and distribution and shareholder servicing fees for Class C shares, respectively, which are included in the distribution and shareholder servicing expenses on the Statement of Operations.

		Distribution
		and
		Shareholder
	Distribution	Servicing
	Expense	Expenses
	Accrued	Accrued
Fund	Class A	Class C
International Value Fund	$7,402	$682
Micro Cap Value Fund	15,865	15,724
Small Company Value Fund	2,616	6,042
Strategic Income Fund	55,870	104,334

Prior to September 10, 2012, the Funds had a Distribution Plan (the “Former Plan”) pursuant to Rule 12b-1 under the Act. FTAM Funds Distributor, Inc. was the distributor/principal underwriter (the “Former Distributor”). Under the terms of the Plan, the Funds compensated the Former Distributor from the net assets of the Funds’ Class A, Class B, and Class C shares to finance activities intended to result in the sales of each Fund’s shares. The Plan provided that the Funds incurred fees accrued daily and paid monthly to the Former Distributor at annual rates up to or equal to 0.25% for Class A shares, 1.00% for Class B shares, and 0.75% for Class C shares based on average daily net assets of the respective classes in the Plan. In addition, the Funds had a Shareholder Servicing Plan with the Former Distributor with respect to Class C shares. The Former Distributor, as well as other financial institutions received fees computed at a rate of up to 0.25%, based on average daily net assets. For the period August 1, 2012 through September 9, 2012, the Former Distributor received the the following fees, which are included in the distribution and shareholder servicing expenses on the Statement of Operations.

			Shareholder
	Distribution	Distribution	Servicing
	Expense	Expense	Expense
	Accrued	Accrued	Accrued
Fund	Class A	Class C	Class C
International Value Fund	$1,591	$210	$36
Micro Cap Value Fund	3,236	2,536	815
Small Company Value Fund	527	1,178	337
Strategic Income Fund	10,618	16,012	5,263

47

Notes to Financial Statements (Continued)

UNDERWRITING AGREEMENT

Effective September 10, 2012, the Underwriter is the Funds’ principal underwriter and, as such, acts as exclusive agent for distribution of the Funds’ shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds during the period September 10, 2012 through January 31, 2013:

Fund	Amount
International Value Fund	$258
Micro Cap Value Fund	2,819
Small Company Value Fund	2,925
Strategic Income Fund	173,995

In addition, the Underwriter collected CDSC on the redemption of Class C shares of the following Funds during the period September 10, 2012 through January 31, 2013:

Fund	Amount
Micro Cap Value Fund	$313
Small Company Value Fund	310
Strategic Income Fund	2,524

Prior to September 10, 2012, the Former Distributor earned commissions on certain sales of Class A shares as well as CDSC on certain redemptions of Class A, Class B, and Class C shares. For the period August 1, 2012 through September 9, 2012, the Former Distributor earned the following commissions on Class A shares and CDSC on Class A, Class B, and Class C shares:

	Commissions	CDSC	CDSC	CDSC
Fund	Class A	Class A	Class B	Class C
International Value Fund	$15	$—	$19	$—
Micro Cap Value Fund	301	—	—	—
Small Company Value Fund	171	—	—	6
Strategic Income Fund	7,512	—	35	1,924

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an exemptive order received by the Trust from the SEC. To the extent that the other Touchstone Funds are invested in theTouchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund’s investment, as applicable, in the Fifth Third Institutional Money Market Fund and the Touchstone Institutional Money Market Fund for the six months ended January 31, 2013, is as follows:

	Share Activity
	Balance			Balance		Value
Fund	07/31/12	Purchases	Sales	01/31/13	Dividends	01/31/13
International Value Fund	19,659,316	54,566,462	72,654,232	1,571,546	$1,144	$1,571,546
Micro Cap Value Fund	3,917,629	10,284,463	(12,661,292)	1,540,800	1,330	1,540,800
Small Company Value Fund	2,236,290	30,524,908	31,796,065	965,133	300	965,133
Strategic Income Fund	9,388,244	66,079,156	69,822,074	5,645,326	2,861	5,645,326

5. Federal Tax Information

Federal income tax — It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not

48

Notes to Financial Statements (Continued)

the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the years ended July 31, 2012 and July 31, 2011 was as follows:

	International		Micro Cap
	Value Fund		Value Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
From ordinary income	$4,727,748	$5,411,319	$—	$—
From long-term capital gains	—	—	—	—
	$4,727,748	$5,411,319	$—	$—

	Small Company		Strategic
	Value Fund		Income Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	July 31,	July 31,	July 31,	July 31,
	2012	2011	2012	2011
From ordinary income	$167,449	$264,384	$10,351,922	$6,592,368
From long-term capital gains	3,340,955	—	—	—
	$3,508,404	$264,384	$10,351,922	$6,592,368

The following information is computed on a tax basis for each item as of July 31, 2012:

	International	Micro Cap
	Value Fund	Value Fund
Tax cost of portfolio investments	$126,733,198	$41,663,975
Gross unrealized appreciation	9,494,097	4,186,885
Gross unrealized depreciation	(7,233,831)	(3,542,252)
Net unrealized appreciation (depreciation)	2,260,266	644,633
Net unrealized appreciation (depreciation) on foreign currency and futures contracts	7,889	—
Accumulated capital and other losses	(138,225,815)	(33,118)
Undistributed ordinary income	3,519,170	—
Undistributed capital gains	—	1,899,700
Accumulated earnings (deficit)	$(132,438,490)	$2,511,215

49

Notes to Financial Statements (Continued)

	Small Company	Strategic
	Value Fund	Income Fund
Tax cost of portfolio investments	$50,541,932	$258,378,047
Gross unrealized appreciation	5,510,550	15,599,661
Gross unrealized depreciation	(3,385,173)	(3,046,589)
Net unrealized appreciation (depreciation)	2,125,377	12,553,072
Net unrealized appreciation (depreciation) on foreign currency and futures contracts and swap contracts	—	(398,241)
Accumulated capital and other losses	(124,397)	(18,163,572)
Undistributed ordinary income	361,649	(589,000)
Undistributed capital gains	—	—
Accumulated earnings (deficit)	$2,362,629	$(6,597,741)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, differences between book and tax methods for premium and market discounts, passive foreign investment company losses and return of capital distributions.

As of July 31, 2012, the Funds had the following capital loss carryforwards for federal income tax purposes:

				No	No
				Expiration	Expiration
Fund	2017	2018	2019	Short Term *	Long Term *	Total
International Value Fund	$49,777,567	$70,912,135	$—	$17,536,113	$—	$138,225,815
Small Company Value Fund	—	—	—	—	124,397	124,397
Strategic Income Fund	—	7,962,360	10,201,212	—	—	18,163,572

* The Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act was effective for the Funds’ fiscal year ending July 31, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each Fund’s pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses must be utilized before pre-enactment capital loss carryovers may be utilized. Under the Act, new capital losses may now be carried forward indefinitely, and retain the character of the original loss as compared with pre-enactment law, where capital losses could be carried forward for up to eight years, and carried forward as short-term capital losses, irrespective of the character of the original loss.

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

As of January 31, 2013, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

				Net
		Gross	Gross	Unrealized
	Federal Tax	Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	Depreciation	(Depreciation)
International Value Fund	$105,738,447	$7,027,679	$(2,057,885)	$4,969,794
Micro Cap Value Fund	31,147,865	6,956,461	(784,163)	6,172,298
Small Company Value Fund	36,279,625	2,462,553	(833,980)	1,628,573
Strategic Income Fund	284,140,345	18,332,798	(2,901,108)	15,431,690

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended July 31, 2009 through 2012) and have concluded that no provision for income tax is required in their financial statements.

6. Commitments and Contingencies

The Funds indemnify theTrust’s officers andTrustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that

50

Notes to Financial Statements (Continued)

contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

7. Risks Associated with Foreign Investments

Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

8. Fund Mergers

On September 5, 2012, the Shareholders of the Fifth Third Funds (the “Reorganizing Funds”) approved an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all assets and liabilities of each Reorganizing Fund to the correspondingTouchstone Fund as noted below. The merger took place on September 10, 2012. The Funds’ fiscal year end will be March 31.

		Net	Shares
Reorganizing Funds*	Touchstone Funds	Assets	Outstanding
Fifth Third International Equity Fund	International Value Fund	$112,680,107	15,128,870
Fifth Third Micro Cap Value Fund	Micro Cap Value Fund	37,623,112	8,102,256
Fifth Third Small Cap Value Fund	Small Company Value Fund	43,877,380	2,282,753
Fifth Third Strategic Income Fund	Strategic Income Fund	272,087,369	25,088,186

*	Funds had Class B shares and Institutional Class shares outstanding immediately prior to the reorganization. Class B shares were exchanged for Class A shares and Institutional Class shares became Class Y shares of the corresponding Touchstone Fund. On September 10, 2012, the Funds began issuing a new Institutional Class share.

The following is a summary of shares outstanding, net assets and net asset value per share for the merger of Class B into Class A immediately before and after the September 10, 2012 reorganization:

	Before Reorganization		Class B Shares Issued		After Reorganization
	Class A	Class B			Class A
International Value Fund
Shares outstanding	970,419	20,936	—		991,153
Shares Issued	—	—	20,734	(A)	—
Net Assets	$7,220,692	$154,261	—		$7,374,953
Net Asset Value	$7.44	$7.37	—		$7.44

Micro Cap Value Fund
Shares outstanding	3,407,681	36,022	—		3,439,364
Shares Issued	—	—	31,683	(B)	—
Net Assets	$15,470,242	$143,842	—		$15,614,084
Net Asset Value	$4.54	$3.99	—		$4.54

51

Notes to Financial Statements (Continued)

	Before Reorganization		Class B Shares Issued		After Reorganization
	Class A	Class B			Class A
Small Company Value Fund
Shares outstanding	121,898	14,403	—		135,438
Shares Issued	—	—	13,540	(C)	—
Net Assets	$2,319,750	$257,661	—		$2,577,411
Net Asset Value	$19.03	$17.89	—		$19.03

Strategic Income Fund
Shares outstanding	4,641,586	32,946	—		4,674,477
Shares Issued	—	—	32,891	(D)	—
Net Assets	$50,303,845	$356,537	—		$50,660,382
Net Asset Value	$10.84	$10.82	—		$10.84

(A)	Reflects a 0.9903:1 stock split which occurred on the date of reorganization, September 10, 2012.
(B)	Reflects a 0.8796:1 stock split which occurred on the date of reorganization, September 10, 2012.
(C)	Reflects a 0.9401:1 stock split which occurred on the date of reorganization, September 10, 2012.
(D)	Reflects a 0.9986:1 stock split which occurred on the date of reorganization, September 10, 2012.

9. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date financial statements were issued.

On February 21, 2013, The Board of Trustees (the “Board”) of the Trust approved changes to the name and investment strategy of the Touchstone Micro Cap Value Fund (the “Fund”). Effective on or about April 26, 2013, the Fund will be renamed theTouchstone Small Cap Growth Fund and will seek long-term capital growth as its investment goal by investing, under normal circumstances, at least 80% of its assets in equity securities of small-cap companies. The Board also approved the selection of Apex Capital Management, Inc., as sub-advisor to the Fund and the termination of Russell Implementation Services, Inc., the Fund’s current interim sub-advisor, to be effective on or about April 26, 2013. Additionally, the Board approved breakpoints in both the Fund’s advisory and sub-advisory fees, which will lower the management fee for shareholders as the Fund grows. Finally, the Board approved lowering the Fund’s total operating expense limitation, which will reduce total shareholder expenses.

52

Other Items (Unaudited)

Proxy Voting Guidelines

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the 12-month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission’s (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission’s website; (ii) may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period August 1, 2012 through January 31, 2013.

Actual Expenses

The first line for each share class of a Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the six months ended January 31, 2013” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class of a Fund in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

53

Other Items (Unaudited) (Continued)

					Expenses
		Net Expense	Beginning	Ending	Paid During
		Ratio	Account	Account	the Period
		Annualized	Value	Value	Ended
		January 31,	August 1,	January 31,	January 31,
		2013	2012	2013	2013*
Touchstone International Value Fund
Class A	Actual	1.36%	$1,000.00	$1,149.50	$7.37
Class A	Hypothetical	1.36%	$1,000.00	$1,018.35	$6.92

Class C	Actual	2.11%	$1,000.00	$1,145.80	$11.41
Class C	Hypothetical	2.11%	$1,000.00	$1,014.57	$10.71

Class Y	Actual	0.99%	$1,000.00	$1,151.30	$5.37
Class Y	Hypothetical	0.99%	$1,000.00	$1,020.21	$5.04

Institutional Class	Actual**	0.96%	$1,000.00	$1,095.60	$3.97
Institutional Class	Hypothetical	0.96%	$1,000.00	$1,020.37	$4.89

Touchstone Micro Cap Value Fund
Class A	Actual	1.60%	$1,000.00	$1,141.90	$8.64
Class A	Hypothetical	1.60%	$1,000.00	$1,017.14	$8.13

Class C	Actual	2.35%	$1,000.00	$1,136.20	$12.65
Class C	Hypothetical	2.35%	$1,000.00	$1,013.36	$11.93

Class Y	Actual	1.34%	$1,000.00	$1,140.50	$7.23
Class Y	Hypothetical	1.34%	$1,000.00	$1,018.45	$6.82

Institutional Class	Actual**	1.25%	$1,000.00	$1,068.90	$5.10
Institutional Class	Hypothetical	1.25%	$1,000.00	$1,018.90	$6.36

Touchstone Small Company Value Fund
Class A	Actual	1.21%	$1,000.00	$1,162.80	$6.60
Class A	Hypothetical	1.21%	$1,000.00	$1,019.11	$6.16

Class C	Actual	1.96%	$1,000.00	$1,159.50	$10.67
Class C	Hypothetical	1.96%	$1,000.00	$1,015.32	$9.96

Class Y	Actual	0.94%	$1,000.00	$1,164.10	$5.13
Class Y	Hypothetical	0.94%	$1,000.00	$1,020.47	$4.79

Institutional Class	Actual**	0.85%	$1,000.00	$1,091.80	$3.51
Institutional Class	Hypothetical	0.85%	$1,000.00	$1,020.92	$4.33

Touchstone Strategic Income Fund
Class A	Actual	0.89%	$1,000.00	$1,035.10	$4.57
Class A	Hypothetical	0.89%	$1,000.00	$1,020.72	$4.53

Class C	Actual	1.67%	$1,000.00	$1,030.50	$8.55
Class C	Hypothetical	1.67%	$1,000.00	$1,016.79	$8.49

Class Y	Actual	0.59%	$1,000.00	$1,036.50	$3.03
Class Y	Hypothetical	0.59%	$1,000.00	$1,022.23	$3.01

Institutional Class	Actual**	0.59%	$1,000.00	$1,026.30	$2.36
Institutional Class	Hypothetical	0.59%	$1,000.00	$1,022.23	$3.01

*	Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect one-half year period).
**	The Fund began issuing Institutional Class shares on September 10, 2012. Expenses are equal to the fund's annualized expense ratio multiplied by the expense ratio multiplied by the average account value over the period, multiplied by 144/365 (to relfect the period September 10, 2012 to January 31, 2013). Actual returns are for the period September 10, 2012 through January 31, 2013.

54

Other Items (Unaudited) (Continued)

Advisory Agreement Approval Disclosure

At a meeting held on May 17, 2012, the Board of Trustees (the “Board” or “Trustees”) of the Touchstone StrategicTrust (the “Trust”), and by a separate vote, the IndependentTrustees of theTrust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor adding each Fund and also initially approved a Sub-Advisory Agreement between the Advisor and each Fund’s respective Sub-Advisor.

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that approval of the amendment to the Investment Advisory Agreement and each Sub-Advisory Agreement was in the best interests of the respective Funds and their shareholders. The Board took into account certain information and materials relating to the Funds, the Advisor and the Sub-Advisors that the Board had received in connection with a special meeting of the Board held on March 13, 2012. The information provided to the Board included: (1) a comparison of the Funds’ proposed advisory fee and other fees and anticipated expense ratios with those of comparable funds; (2) performance information of comparable investment products; (3) the Advisor’s and its affiliates’ estimated revenues and costs of providing services to the Funds; and (4) information about the Advisor’s and Sub-Advisors’ personnel. Prior to voting, the IndependentTrustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the Investment Advisory Agreement and each Sub-Advisory Agreement with respect to the Funds. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and each Sub-Advisory Agreement with independent legal counsel in private sessions at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services to be provided to the Funds, including the personnel that will provide such services; (2) the Advisor’s anticipated compensation and profitability; (3) a comparison of fees with other advisers; (4) anticipated economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. In evaluating the quality of services to be provided by the Advisor, the Board took into account its familiarity with the Advisor’s senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor’s compliance policies and procedures. The quality of administrative and other services provided to other funds managed by the Advisor, including the Advisor’s role in coordinating the activities of those funds’ other service providers, was also considered. The Board also considered the Advisor’s relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Board discussed the Advisor’s effectiveness in monitoring the performance of the Trust’s other subadvisors, and the Advisor’s timeliness in responding to performance issues.The Board considered the Advisor’s process for monitoring the Sub-Advisors, which would include an examination of both qualitative and quantitative elements of each Sub-Advisor’s organization, personnel, procedures, investment discipline, infrastructure and performance. The Board considered that the Advisor would conduct regular on-site compliance visits with each Sub-Advisor, during which the Advisor would examine a wide variety of factors, such as the financial condition of each Sub-Advisor, the quality of each Sub-Advisor’s systems, the effectiveness of each Sub-Advisor’s disaster recovery programs, trade allocation and execution procedures, compliance with each Sub-Advisor’s policies and procedures, results of regulatory examinations and any other factors that might affect the quality of services that each Sub-Advisor provides to the applicable Fund. The Board noted that the Advisor’s compliance monitoring processes also would include quarterly reviews of compliance reports, and that any issues arising from such reports and the Advisor’s compliance visits to each Sub-Advisor would be reported to the Board.

The Trustees concluded that they were satisfied with the nature, extent and quality of services to be provided to each Fund by the Advisor under the Investment Advisory Agreement.

55

Other Items (Unaudited) (Continued)

Advisor’s Compensation and Profitability. The Board took into consideration the financial condition and anticipated profitability of the Advisor and its affiliates and the direct and indirect benefits to be derived by the Advisor and its affiliates from the Advisor’s relationship with the Funds. The Board noted that the Advisor had contractually agreed to waive advisory fees and administrative fees and/or reimburse expenses in order to limit the Funds’ net operating expenses and will pay sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the anticipated profitability of the Advisor’s relationship with the Funds and also considered whether the Advisor has the financial wherewithal to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor’s parent company with respect to providing support and resources as needed. The Board also considered that the Funds’ prospective distributor, an affiliate of the Advisor, will receive Rule 12b-1 distribution fees from the Funds and will receive a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor will derive benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it will provide to each Fund and the entrepreneurial risk that it will assume as Advisor. Based upon their review, the Trustees concluded that the Advisor’s and its affiliates’ level of profitability, if any, to be derived from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared each Fund’s proposed advisory fees and total expense ratios with those of comparable funds. The Board took into account the Funds’ estimated total expenses for its Class A, Class C, Class Y and Institutional Shares after estimated reimbursements. The Board also took into account that the Advisor had contractually agreed to limit the Funds’ net operating expenses until at least September 10, 2013.

The Board also considered the effect of each Fund’s potential growth and size on its performance and expenses. The Board noted that the Advisor had agreed to wave a portion of its fees and/or reimburse expenses of the Funds in order to reduce each Fund’s operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund will be paid by the Advisor out of the advisory fee it receives from the Fund and considered the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the proposed expense ratios and performance of the respective Acquired Funds, the Board also took into account the nature, extent and quality of the services to be provided to the Funds by the Advisor and its affiliates.

The Board considered, among other data, the specific factors set forth below with respect to each Fund:

Touchstone International Value Fund. The Fund’s proposed advisory fee and proposed total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board took into account the performance of a composite of accounts and funds managed by the Sub-Advisor that had similar investment objectives and investment strategies to those the Sub-Advisor proposed to use in managing the Fund. The Board also took into account its familiarity with the Sub-Advisor, owing to the Sub-Advisor’s management of anotherTouchstone Fund. In addition, the Board took into consideration certain differences between how the Fund was currently being managed and how the Fund would be managed by the Sub-Advisor as well as the impact these differences were expected to have on the Fund’s performance.

Touchstone Micro Cap Value Fund. The Fund’s proposed advisory fee and proposed total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board took into account that the Fifth Third Micro Cap Value Fund (the “Acquired Fund”), a series of Fifth Third Funds, was expected to be merged into the Fund on or about September 10, 2012. Accordingly, the Board considered the performance of the Acquired Fund under the management of the Sub-Advisor, the Acquired Fund’s current investment advisor. The Board took into account that the portfolio management team currently managing the Acquired Fund was expected to manage the Fund following the merger of the Acquired Fund into the Fund.

56

Other Items (Unaudited) (Continued)

Touchstone Small Company Value Fund. The Fund’s proposed advisory fee and proposed total expense ratio (net of applicable expense waivers and reimbursements) were below the median of its peer group. The Board took into account the performance of accounts and funds managed by the Sub-Advisor that had similar investment objectives and investment strategies to those the Sub-Advisor proposed to use in managing the Fund. The Board also took into account its familiarity with the Sub-Advisor, owing to the Sub-Advisor’s management of another Touchstone Fund. In addition, the Board took into consideration certain differences between how the Fund was currently being managed and how the Fund would be managed by the Sub-Advisor as well as the impact these differences were expected to have on the Fund’s performance.

Touchstone Strategic Income Fund. The Fund’s proposed advisory fee and proposed total expense ratio (net of applicable expense waivers and reimbursements) were above the median and below the median, respectively, of its peer group. The Board took into account that the Fifth Third Strategic Income Fund (the “Acquired Fund”), a series of Fifth Third Funds, was expected to be merged into the Fund on or about September 10, 2012. Accordingly, the Board considered the performance of the Acquired Fund under the management of the Sub-Advisor, the Acquired Fund’s current investment advisor. The Board took into account that the portfolio management team currently managing the Acquired Fund was expected to manage the Fund following the merger of the Acquired Fund into the Fund.

Economies of Scale. The Board considered the effect of each Fund’s potential growth and size on its performance and expenses. The Board took into account management’s discussion of the Funds’ advisory fee structure. The Board noted that the proposed advisory fee schedule did not contain breakpoints. The Board concluded that, given each Fund’s limited capacity, adding breakpoints to the advisory fee at specified levels would not be appropriate at this time. The Board also noted that if a Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund will be reduced by the total sub-advisory fee paid by the Advisor to the Fund’s Sub-Advisor.

Conclusion. In considering the approval of the amendment to the Funds’ Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Investment Advisory Agreement with the Advisor, among others: (a) the Advisor demonstrated that it possesses the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) each Fund’s proposed advisory fee is reasonable relative to those of similar funds and the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds’ respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor’s proposed compensation; (3) a comparison of the proposed sub-advisory fee and the performance of the respective Acquired Funds (or the performance of comparable funds in the case of Touchstone International Value Fund and Touchstone Small Company Value Fund), which were to be merged into the Funds; and (4) the terms of the Sub-Advisory Agreement. The Board’s analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by each Sub-Advisor. The Board also considered each Sub-Advisor’s level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who will be responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor’s brokerage practices.

57

Other Items (Unaudited) (Continued)

Sub-Advisor’s Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits to be derived by each Sub-Advisor and its affiliates from the Sub-Advisor’s relationship with the Funds. In considering the anticipated profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertaking of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements will be paid by the Advisor out of the advisory fees that it will receive under the Investment Advisory Agreement and are negotiated at arm’s-length. As a consequence, the anticipated profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board’s deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor’s management of the applicable Fund to be a substantial factor in its consideration.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund will pay an advisory fee to the Advisor and that the Advisor will pay a sub-advisory fee to the Sub-Advisor out of the advisory fee it receives from the respective Fund. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to each Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the Sub-Advisors at arm’s-length. The Board considered the proposed sub-advisory fee for each Fund and concluded that each Fund’s proposed sub-advisory fee was reasonable in light of the services to be received by the Fund and the other factors considered.

As noted above, the Board considered the Sub-Advisors’ long-term performance record in managing the respective Acquired Funds, which were each to be merged into the Funds or, in the case of Touchstone International Value Fund and Touchstone Small Company Value Fund, the Sub-Advisor’s long-term performance record in managing comparable funds. The Board also noted the Advisor’s expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Trust’s other sub-advisors. The Board was mindful of the Advisor’s focus on the performance of sub-advisors and the Advisor’s ways of addressing underperformance.

Conclusion. In considering the approval of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage each Fund’s assets in accordance with the Fund’s investment goals and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) each Fund’s proposed advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor’s proposed investment strategies are appropriate for pursuing the investment goals of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

58

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today’s world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•	We collect only the information we need to service your account and administer our business.

•	We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•	We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•	Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•	Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•	We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•	We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•	We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•	We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

59

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-54DD-TST-SAR-1301

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Strategic Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	04/01/13

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	04/01/13

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	04/01/13

* Print the name and title of each signing officer under his or her signature.